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Royce Small-Cap Fund - Consultant Class
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 9,442	$ 9,766	$ 10,584	$ 10,623	$ 10,727	$ 10,701	$ 11,182	$ 11,312	$ 11,364	$ 10,987	$ 12,221	$ 12,520	$ 12,534	$ 12,647	$ 12,675	$ 12,886	$ 12,689	$ 13,041	$ 13,111	$ 12,942	$ 13,871	$ 14,152	$ 14,560	$ 14,406	$ 14,763	$ 14,236	$ 14,457	$ 14,423	$ 15,121	$ 15,155	$ 15,632	$ 16,262	$ 15,819	$ 14,253	$ 14,542	$ 12,884	$ 14,197	$ 14,969	$ 14,594	$ 15,365	$ 13,947	$ 15,115	$ 15,281	$ 14,510	$ 14,885	$ 15,240	$ 15,719	$ 16,137	$ 15,597	$ 14,128	$ 11,212	$ 12,789	$ 13,523	$ 13,869	$ 14,452	$ 14,906	$ 14,366	$ 14,755	$ 16,980	$ 18,225	$ 18,496	$ 20,168	$ 20,619	$ 21,364	$ 21,342	$ 21,139	$ 21,003	$ 21,229	$ 20,619	$ 21,523	$ 20,981	$ 22,013	$ 20,083	$ 20,142	$ 19,966	$ 18,446	$ 18,738	$ 17,248	$ 18,914	$ 18,154	$ 16,429	$ 17,949	$ 19,118	$ 18,064	$ 19,968	$ 19,723	$ 19,508	$ 19,047	$ 18,985	$ 20,736	$ 21,658	$ 21,166	$ 20,153	$ 18,893	$ 20,552	$ 22,650	$ 22,040	$ 23,100	$ 24,064	$ 22,586	$ 23,903	$ 23,582	$ 25,188	$ 24,706	$ 24,546	$ 23,839	$ 25,895	$ 24,029	$ 24,550	$ 23,194	$ 21,734	$ 21,316	$ 22,638	$ 23,716	$ 24,029	$ 25,420	$ 25,489	$ 25,385	$ 25,906	$ 25,937
Royce Small-Cap Fund - Investment Class
Account Value [Line Items]
Accumulated Value	10,000	9,453	9,786	10,622	10,665	10,782	10,761	11,254	11,393	11,458	11,083	12,337	12,647	12,669	12,807	12,842	13,060	12,876	13,255	13,324	13,174	14,127	14,414	14,850	14,701	15,092	14,547	14,798	14,770	15,511	15,539	16,056	16,713	16,266	14,673	14,980	13,280	14,651	15,474	15,097	15,902	14,445	15,645	15,833	15,062	15,456	15,833	16,365	16,807	16,273	14,742	11,715	13,353	14,137	14,528	15,134	15,632	15,080	15,508	17,858	19,174	19,473	21,252	21,757	22,563	22,544	22,357	22,226	22,488	21,870	22,843	22,282	23,401	21,364	21,437	21,267	19,667	20,006	18,430	20,224	19,448	17,605	19,254	20,515	19,409	21,449	21,220	20,990	20,531	20,455	22,393	23,388	22,877	21,781	20,455	22,265	24,582	23,913	25,091	26,162	24,556	26,028	25,680	27,474	26,966	26,805	26,055	28,331	26,320	26,903	25,475	23,872	23,434	24,921	26,116	26,466	28,011	28,127	28,040	28,652	28,677
Royce Small-Cap Fund - Institutional Class
Account Value [Line Items]
Accumulated Value	1,000,000	945,396	978,587	1,062,099	1,067,452	1,079,229	1,077,088	1,126,338	1,140,257	1,146,681	1,109,208	1,234,475	1,266,524	1,268,819	1,281,438	1,284,880	1,307,824	1,289,468	1,327,326	1,335,357	1,319,296	1,414,515	1,444,342	1,489,084	1,474,687	1,512,428	1,457,913	1,484,472	1,480,278	1,554,362	1,558,556	1,608,877	1,675,971	1,631,242	1,471,892	1,502,643	1,333,645	1,470,781	1,553,063	1,515,350	1,595,917	1,450,211	1,571,919	1,590,775	1,513,636	1,551,348	1,590,775	1,642,201	1,687,480	1,634,022	1,480,777	1,176,068	1,341,787	1,420,192	1,459,394	1,519,979	1,569,873	1,514,633	1,557,400	1,792,613	1,925,472	1,955,470	2,135,456	2,186,077	2,266,695	2,266,695	2,247,947	2,232,948	2,261,071	2,197,326	2,294,818	2,240,447	2,351,003	2,149,419	2,154,277	2,139,704	1,976,980	2,010,982	1,853,115	2,035,269	1,955,121	1,770,538	1,935,692	2,061,985	1,949,666	2,156,642	2,133,645	2,110,647	2,064,652	2,056,987	2,251,187	2,353,397	2,302,292	2,192,416	2,056,987	2,240,966	2,471,587	2,404,497	2,522,575	2,632,602	2,471,587	2,619,184	2,584,297	2,764,098	2,713,110	2,697,008	2,621,868	2,852,656	2,650,204	2,708,643	2,562,545	2,401,838	2,358,009	2,507,028	2,626,828	2,664,813	2,819,677	2,831,364	2,822,598	2,883,959	2,888,820
Royce Small-Cap Fund - Service Class
Account Value [Line Items]
Accumulated Value	10,000	9,454	9,786	10,621	10,664	10,771	10,749	11,231	11,381	11,435	11,060	12,302	12,613	12,636	12,761	12,796	13,013	12,830	13,196	13,265	13,116	14,054	14,339	14,763	14,616	14,990	14,450	14,699	14,658	15,391	15,419	15,917	16,568	16,125	14,533	14,838	13,161	14,499	15,312	14,922	15,719	14,279	15,448	15,634	14,872	15,244	15,617	16,125	16,550	16,023	14,512	11,525	13,142	13,915	14,301	14,899	15,373	14,828	15,233	17,552	18,847	19,142	20,874	21,371	22,164	22,145	21,943	21,814	22,053	21,427	22,385	21,832	22,926	20,924	20,996	20,829	19,256	19,566	18,017	19,780	18,994	17,183	18,803	20,019	18,934	20,938	20,712	20,487	20,036	19,961	21,814	22,816	22,290	21,238	19,936	21,689	23,916	23,287	24,414	25,437	23,890	25,306	24,965	26,696	26,197	26,040	25,280	27,509	25,550	26,091	24,697	23,132	22,705	24,128	25,294	25,636	27,115	27,229	27,144	27,713	27,753
Royce SMid-Cap Total Return Fund - Institutional Class
Account Value [Line Items]
Accumulated Value	10,000	9,430	9,649	10,513	10,572	10,542	10,454	10,925	10,955	10,925	10,658	11,428	11,675	11,870	12,114	12,179	12,407	12,293	12,587	12,783	12,701	13,350	13,564	13,958	14,233	14,892	14,139	14,053	13,940	14,148	13,947	14,592	14,611	14,506	12,909	13,290	11,947	13,214	13,730	13,655	14,323	13,332	14,444	14,466	13,947	14,217	14,630	15,129	15,571	15,245	13,616	10,787	11,994	12,824	13,136	13,616	14,096	13,539	13,691	15,437	16,283	16,176	17,216	18,161	19,069	19,630	19,055	19,296	19,430	18,346	19,390	18,774	19,616	18,053	18,114	18,452	17,101	16,917	15,490	17,091	16,260	14,779	16,569	17,803	16,978	18,341	18,124	18,126	18,095	17,629	19,057	19,743	19,400	18,386	17,481	19,197	20,904	20,834	22,297	23,153	21,965	22,803	22,297	24,538	24,153	24,452	24,558	26,347	25,102	25,652	25,102	23,878	22,989	24,301	24,958	25,382	26,910	26,188	25,253	25,911	26,149
Royce SMid-Cap Total Return Fund - Service Class
Account Value [Line Items]
Accumulated Value	10,000	9,425	9,641	10,504	10,562	10,533	10,439	10,917	10,945	10,902	10,626	11,395	11,636	11,842	12,065	12,136	12,359	12,247	12,534	12,725	12,646	13,286	13,494	13,894	14,156	14,813	14,065	13,973	13,863	14,064	13,870	14,494	14,494	14,412	12,812	13,180	11,857	13,099	13,616	13,534	14,197	13,202	14,313	14,333	13,814	14,074	14,490	14,969	15,388	15,077	13,471	10,661	11,862	12,703	12,989	13,447	13,929	13,374	13,518	15,256	16,075	15,974	16,988	17,926	18,815	19,348	18,789	19,018	19,145	18,064	19,107	18,496	19,308	17,769	17,827	18,147	16,811	16,637	15,244	16,786	15,971	14,544	16,263	17,487	16,678	18,022	17,788	17,774	17,745	17,277	18,666	19,341	19,018	18,034	17,123	18,827	20,500	20,402	21,808	22,659	21,480	22,332	21,841	24,005	23,644	23,908	24,007	25,747	24,522	25,074	24,483	23,301	22,432	23,735	24,367	24,763	26,266	25,553	24,642	25,271	25,503
Royce International Premier Fund - Investment Class
Account Value [Line Items]
Accumulated Value	10,000	9,277	9,145	9,888	10,071	10,153	10,092	10,418	10,336	10,611	10,244	9,735	9,921	10,352	10,572	10,856	11,466	11,981	12,149	12,569	12,653	13,084	13,378	13,651	13,897	14,567	13,971	13,950	13,833	13,769	13,482	13,684	13,929	13,886	12,759	12,738	12,167	13,150	13,545	13,802	14,378	14,069	14,784	14,325	14,037	14,186	14,699	15,575	16,364	15,945	14,540	12,469	14,057	15,076	15,162	15,720	16,761	16,739	16,117	17,866	18,980	18,334	17,969	18,517	19,529	20,002	20,217	20,788	21,476	20,411	20,788	19,539	20,130	18,186	17,531	17,327	15,892	15,835	14,716	15,960	14,581	12,964	13,688	14,818	14,703	15,922	15,476	15,758	15,793	15,125	15,359	15,535	14,984	14,210	13,413	14,820	15,851	15,537	15,537	15,501	14,776	15,416	15,114	15,767	16,057	16,238	15,247	15,344	14,714	15,070	14,790	14,701	15,261	16,150	17,205	16,900	16,950	16,696	16,353	16,175	16,140
Royce International Premier Fund - Institutional Class
Account Value [Line Items]
Accumulated Value	1,000,000	926,976	914,089	987,973	1,006,014	1,013,746	1,007,732	1,039,519	1,032,646	1,059,278	1,023,196	971,649	989,441	1,032,575	1,054,582	1,081,871	1,142,610	1,193,667	1,210,392	1,252,646	1,259,688	1,303,702	1,331,872	1,359,160	1,383,314	1,448,932	1,389,521	1,387,747	1,375,333	1,369,500	1,342,004	1,362,097	1,385,363	1,382,191	1,270,092	1,266,920	1,210,920	1,309,792	1,349,129	1,374,644	1,430,991	1,400,160	1,472,453	1,426,738	1,398,033	1,412,917	1,463,948	1,552,189	1,630,921	1,589,212	1,450,183	1,242,708	1,402,057	1,503,656	1,512,211	1,567,823	1,672,630	1,669,421	1,608,462	1,782,784	1,893,746	1,830,407	1,793,906	1,848,657	1,949,571	1,996,807	2,019,352	2,076,250	2,144,958	2,039,750	2,076,250	1,952,792	2,011,646	1,817,480	1,752,006	1,731,686	1,589,449	1,582,675	1,470,917	1,596,222	1,458,500	1,297,071	1,369,319	1,482,206	1,470,133	1,593,329	1,548,744	1,578,076	1,581,596	1,513,545	1,538,184	1,555,784	1,501,812	1,423,202	1,343,418	1,484,213	1,588,496	1,557,017	1,558,227	1,554,595	1,481,950	1,546,120	1,515,851	1,581,231	1,610,289	1,629,661	1,530,380	1,540,066	1,476,896	1,513,914	1,485,831	1,476,896	1,533,061	1,622,415	1,728,364	1,697,728	1,704,110	1,678,581	1,642,839	1,626,245	1,622,829
Royce International Premier Fund - Service Class
Account Value [Line Items]
Accumulated Value	10,000	9,270	9,141	9,880	10,060	10,137	10,077	10,395	10,326	10,593	10,232	9,716	9,894	10,326	10,546	10,819	11,426	11,937	12,104	12,526	12,597	13,037	13,319	13,592	13,833	14,489	13,895	13,877	13,753	13,682	13,408	13,603	13,833	13,789	12,663	12,636	12,069	13,044	13,434	13,691	14,250	13,940	14,649	14,188	13,904	14,046	14,551	15,412	16,199	15,790	14,395	12,342	13,915	14,919	14,999	15,541	16,572	16,545	15,932	17,656	18,749	18,118	17,745	18,287	19,273	19,735	19,948	20,499	21,175	20,126	20,481	19,255	19,832	17,916	17,266	17,052	15,648	15,583	14,476	15,704	14,337	12,747	13,454	14,560	14,436	15,636	15,204	15,482	15,511	14,839	15,079	15,242	14,705	13,937	13,150	14,522	15,536	15,222	15,232	15,183	14,466	15,094	14,800	15,428	15,712	15,889	14,918	15,006	14,393	14,740	14,464	14,362	14,913	15,780	16,800	16,504	16,555	16,300	15,953	15,780	15,741
Royce Micro-Cap Fund - Consultant Class
Account Value [Line Items]
Accumulated Value	10,000	9,159	9,215	9,856	10,044	9,978	9,867	10,409	10,597	10,730	10,343	11,416	11,848	11,659	11,659	11,735	11,798	11,546	12,012	11,974	11,697	12,541	12,402	12,465	12,350	12,459	12,024	12,323	12,336	13,342	13,546	13,627	14,266	13,885	12,459	12,391	11,136	12,183	12,753	12,167	12,583	11,567	12,229	12,106	11,397	11,859	12,244	12,737	13,332	12,920	11,875	9,072	10,735	11,178	11,717	11,970	12,492	12,017	12,302	15,057	16,403	17,085	19,148	19,250	19,847	20,154	20,444	20,290	20,495	19,881	20,972	20,546	21,252	18,999	18,893	18,574	16,619	16,725	15,216	16,917	16,407	14,621	16,130	16,980	16,285	17,983	17,893	16,642	15,816	16,129	17,715	18,608	18,117	17,089	15,838	17,112	19,222	18,408	19,509	20,035	18,551	20,035	19,628	21,472	20,945	20,610	20,011	22,692	21,561	21,614	20,330	18,324	17,896	19,474	21,133	21,641	23,139	23,808	24,075	23,808	24,187
Royce Micro-Cap Fund - Investment Class
Account Value [Line Items]
Accumulated Value	10,000	9,170	9,234	9,892	10,081	10,027	9,928	10,478	10,676	10,821	10,433	11,533	11,974	11,803	11,803	11,894	11,964	11,733	12,215	12,175	11,914	12,788	12,647	12,727	12,624	12,743	12,309	12,624	12,645	13,686	13,914	14,001	14,673	14,294	12,841	12,775	11,496	12,590	13,192	12,590	13,045	12,000	12,713	12,590	11,852	12,356	12,774	13,291	13,928	13,511	12,424	9,504	11,261	11,741	12,310	12,601	13,157	12,664	12,980	15,912	17,340	18,075	20,280	20,403	21,056	21,410	21,723	21,587	21,832	21,192	22,376	21,941	22,719	20,330	20,228	19,923	17,839	17,958	16,365	18,195	17,670	15,756	17,399	18,348	17,595	19,465	19,376	18,040	17,150	17,524	19,251	20,248	19,732	18,628	17,274	18,681	20,992	20,133	21,355	21,927	20,324	21,984	21,545	23,606	23,034	22,671	22,042	25,019	23,799	23,884	22,455	20,259	19,811	21,581	23,457	24,012	25,718	26,485	26,784	26,507	26,970
Royce Micro-Cap Fund - Service Class
Account Value [Line Items]
Accumulated Value	10,000	9,174	9,229	9,890	10,073	10,018	9,917	10,468	10,661	10,807	10,422	11,514	11,959	11,785	11,785	11,877	11,938	11,703	12,184	12,153	11,887	12,756	12,613	12,695	12,584	12,705	12,275	12,584	12,606	13,643	13,864	13,963	14,615	14,250	12,793	12,727	11,450	12,538	13,139	12,538	12,989	11,950	12,651	12,538	11,800	12,301	12,701	13,227	13,879	13,455	12,387	9,480	11,217	11,693	12,259	12,542	13,095	12,606	12,915	15,822	17,246	17,981	20,155	20,280	20,917	21,264	21,568	21,430	21,665	21,028	22,206	21,762	22,531	20,148	20,045	19,734	17,662	17,783	16,212	18,025	17,489	15,590	17,213	18,145	17,404	19,255	19,164	17,821	16,950	17,313	19,019	19,999	19,472	18,384	17,041	18,438	20,715	19,859	21,065	21,629	20,034	21,668	21,240	23,263	22,679	22,329	21,707	24,644	23,410	23,497	22,084	19,932	19,497	21,214	23,040	23,605	25,257	26,018	26,301	26,018	26,471
Royce Small-Cap Opportunity Fund - Consultant Class
Account Value [Line Items]
Accumulated Value	10,000	9,201	9,334	10,189	10,433	10,388	10,266	11,043	11,410	11,587	11,010	12,564	12,859	12,967	13,219	13,496	13,580	13,400	13,832	13,988	13,856	15,008	15,141	15,381	15,495	15,675	15,066	15,066	15,135	16,008	16,035	16,312	16,769	16,201	14,277	14,221	12,271	14,046	14,759	13,985	14,486	12,908	14,106	14,228	13,439	14,182	14,440	15,047	15,547	14,715	13,436	9,738	11,449	12,127	12,666	13,544	14,361	14,022	14,453	17,813	19,430	20,601	23,190	24,238	24,546	25,301	25,286	24,716	24,654	23,853	24,685	24,192	25,154	23,387	24,052	23,919	21,734	22,171	19,493	21,582	21,031	18,410	20,670	21,753	20,630	23,326	23,027	21,809	21,050	20,790	23,226	24,085	23,187	22,008	20,311	22,048	24,423	23,379	24,716	25,614	23,755	25,740	25,155	27,202	26,011	25,781	24,820	28,268	26,636	27,243	25,490	23,175	22,141	24,074	25,804	26,299	28,277	29,086	29,558	29,064	29,510
Royce Small-Cap Opportunity Fund - Investment Class
Account Value [Line Items]
Accumulated Value	10,000	9,205	9,338	10,208	10,464	10,426	10,322	11,097	11,485	11,675	11,097	12,677	12,986	13,118	13,380	13,663	13,775	13,603	14,047	14,229	14,098	15,290	15,432	15,695	15,827	16,025	15,408	15,431	15,513	16,433	16,468	16,760	17,261	16,678	14,720	14,662	12,667	14,519	15,260	14,481	15,017	13,395	14,647	14,800	13,983	14,774	15,068	15,694	16,241	15,385	14,062	10,209	12,012	12,726	13,310	14,257	15,126	14,788	15,255	18,823	20,548	21,806	24,570	25,698	26,061	26,879	26,892	26,308	26,256	25,426	26,347	25,841	26,887	25,026	25,748	25,619	23,325	23,806	20,951	23,213	22,635	19,844	22,299	23,486	22,294	25,246	24,925	23,627	22,834	22,581	25,229	26,207	25,229	23,981	22,159	24,048	26,659	25,547	27,047	28,035	26,041	28,229	27,612	29,888	28,600	28,370	27,347	31,158	29,404	30,069	28,171	25,627	24,507	26,671	28,626	29,196	31,417	32,328	32,878	32,366	32,892
Royce Small-Cap Opportunity Fund - Institutional Class
Account Value [Line Items]
Accumulated Value	1,000,000	919,926	933,892	1,021,415	1,046,555	1,042,831	1,032,588	1,110,801	1,148,976	1,168,529	1,110,801	1,269,088	1,299,437	1,312,352	1,340,169	1,367,985	1,378,913	1,362,025	1,406,730	1,424,612	1,411,697	1,531,905	1,546,807	1,572,637	1,585,590	1,606,212	1,544,346	1,546,638	1,555,803	1,647,456	1,650,893	1,680,680	1,731,089	1,673,806	1,476,753	1,472,170	1,271,200	1,456,924	1,532,217	1,453,159	1,508,374	1,345,239	1,470,727	1,485,786	1,404,218	1,484,531	1,513,394	1,577,393	1,631,752	1,545,065	1,412,485	1,024,944	1,207,242	1,279,906	1,338,547	1,432,882	1,520,844	1,487,699	1,534,867	1,893,087	2,067,736	2,192,667	2,470,575	2,585,307	2,621,002	2,703,864	2,705,139	2,647,773	2,642,673	2,558,536	2,651,597	2,601,880	2,706,536	2,520,963	2,593,305	2,580,724	2,349,544	2,398,296	2,110,500	2,338,535	2,281,920	2,000,415	2,247,321	2,366,843	2,248,180	2,544,297	2,512,866	2,382,177	2,302,771	2,277,957	2,544,297	2,643,555	2,544,297	2,418,571	2,234,945	2,426,843	2,690,037	2,577,374	2,729,902	2,830,432	2,629,372	2,849,498	2,787,100	3,017,625	2,887,629	2,865,097	2,761,101	3,147,620	2,970,484	3,037,614	2,845,549	2,590,083	2,476,336	2,696,372	2,892,166	2,951,837	3,175,602	3,266,973	3,322,914	3,272,567	3,324,548
Royce Small-Cap Opportunity Fund - R Class
Account Value [Line Items]
Accumulated Value	10,000	9,198	9,331	10,195	10,442	10,391	10,288	11,060	11,440	11,615	11,039	12,603	12,908	13,029	13,284	13,560	13,660	13,483	13,925	14,080	13,947	15,120	15,264	15,507	15,626	15,817	15,205	15,205	15,282	16,175	16,200	16,494	16,965	16,391	14,465	14,402	12,436	14,238	14,965	14,182	14,699	13,106	14,322	14,462	13,665	14,434	14,699	15,314	15,841	14,989	13,697	9,936	11,682	12,377	12,931	13,853	14,677	14,350	14,804	18,239	19,914	21,107	23,775	24,854	25,194	25,975	25,975	25,393	25,336	24,513	25,393	24,896	25,890	24,088	24,770	24,630	22,409	22,863	20,099	22,269	21,709	19,015	21,359	22,478	21,349	24,144	23,831	22,581	21,808	21,551	24,070	24,990	24,052	22,838	21,091	22,875	25,354	24,277	25,701	26,624	24,719	26,778	26,181	28,317	27,086	26,855	25,854	29,471	27,774	28,395	26,594	24,173	23,117	25,145	26,967	27,484	29,553	30,402	30,899	30,402	30,887
Royce Small-Cap Opportunity Fund - Service Class
Account Value [Line Items]
Accumulated Value	10,000	9,206	9,347	10,211	10,462	10,412	10,312	11,085	11,467	11,658	11,075	12,653	12,961	13,080	13,350	13,630	13,727	13,554	13,997	14,169	14,029	15,226	15,366	15,614	15,743	15,930	15,320	15,333	15,420	16,315	16,352	16,639	17,136	16,551	14,612	14,549	12,572	14,398	15,133	14,343	14,888	13,267	14,507	14,656	13,853	14,629	14,915	15,528	16,066	15,208	13,907	10,088	11,873	12,579	13,160	14,087	14,945	14,599	15,070	18,571	20,287	21,504	24,230	25,337	25,697	26,500	26,500	25,919	25,863	25,033	25,932	25,434	26,460	24,615	25,322	25,201	22,924	23,407	20,578	22,803	22,251	19,492	21,906	23,045	21,887	24,770	24,443	23,174	22,394	22,141	24,734	25,676	24,715	23,482	21,705	23,555	26,101	25,001	26,462	27,429	25,475	27,600	26,993	29,212	27,941	27,714	26,708	30,426	28,709	29,362	27,485	25,016	23,914	26,015	27,913	28,464	30,627	31,504	32,035	31,525	32,032
Royce Premier Fund - Consultant Class
Account Value [Line Items]
Accumulated Value	10,000	9,344	9,588	10,412	10,631	10,757	10,597	11,060	11,278	11,278	10,942	11,993	12,172	12,436	12,915	12,954	13,140	13,061	13,159	13,276	13,306	14,058	14,478	14,908	14,910	15,654	15,011	15,034	14,774	15,282	15,203	15,632	16,208	16,004	14,447	14,921	13,209	14,678	15,384	15,283	16,205	14,851	16,003	16,263	15,730	16,205	16,594	16,968	17,508	17,109	15,703	12,615	14,176	15,027	15,096	15,755	16,172	15,443	15,738	18,029	19,293	19,183	20,949	21,258	21,659	21,367	21,185	21,295	21,349	20,457	21,586	21,058	22,189	20,392	20,325	20,525	19,172	19,172	17,840	19,504	18,683	16,930	18,506	19,504	18,559	20,737	20,253	20,253	19,939	19,358	21,100	21,850	21,027	20,035	18,801	20,447	22,486	21,710	22,926	23,676	21,813	22,848	22,615	24,297	23,598	23,780	23,003	24,970	22,922	23,513	22,865	21,288	20,500	21,795	22,668	23,231	24,133	23,710	23,682	23,992	23,960
Royce Premier Fund - Investment Class
Account Value [Line Items]
Accumulated Value	10,000	9,349	9,608	10,441	10,665	10,805	10,651	11,127	11,359	11,366	11,043	12,115	12,300	12,578	13,078	13,125	13,331	13,268	13,371	13,506	13,554	14,331	14,767	15,219	15,224	16,013	15,362	15,399	15,151	15,683	15,619	16,059	16,673	16,481	14,894	15,389	13,642	15,156	15,908	15,814	16,788	15,391	16,600	16,894	16,365	16,859	17,281	17,692	18,298	17,900	16,451	13,212	14,874	15,783	15,868	16,579	17,019	16,280	16,607	19,051	20,402	20,297	22,188	22,533	22,984	22,698	22,518	22,653	22,744	21,798	23,044	22,488	23,739	21,817	21,762	22,000	20,572	20,591	19,181	20,993	20,115	18,248	19,968	21,066	20,069	22,462	21,924	21,964	21,625	21,046	22,941	23,779	22,901	21,844	20,507	22,343	24,590	23,757	25,102	25,956	23,928	25,102	24,846	26,724	25,977	26,190	25,379	27,557	25,319	25,993	25,319	23,598	22,715	24,179	25,179	25,807	26,853	26,388	26,388	26,760	26,745
Royce Premier Fund - Institutional Class
Account Value [Line Items]
Accumulated Value	1,000,000	935,596	961,911	1,045,014	1,067,867	1,081,717	1,065,789	1,114,266	1,137,119	1,137,812	1,105,263	1,213,296	1,232,006	1,260,220	1,309,594	1,315,080	1,334,673	1,329,187	1,339,375	1,353,482	1,358,184	1,435,773	1,479,661	1,525,116	1,525,807	1,604,729	1,540,322	1,543,043	1,518,550	1,572,072	1,565,722	1,610,171	1,671,857	1,652,807	1,493,150	1,543,043	1,367,021	1,520,072	1,595,438	1,586,162	1,683,558	1,544,421	1,665,006	1,693,993	1,640,657	1,691,674	1,733,415	1,773,997	1,834,984	1,794,300	1,649,802	1,325,734	1,492,678	1,582,463	1,592,283	1,662,428	1,707,320	1,632,967	1,665,234	1,910,740	2,046,630	2,036,249	2,226,081	2,260,192	2,306,167	2,277,988	2,260,192	2,273,539	2,282,438	2,187,521	2,312,099	2,258,709	2,382,055	2,190,188	2,184,758	2,208,288	2,065,293	2,067,103	1,925,917	2,108,734	2,020,041	1,833,603	2,005,560	2,115,975	2,015,951	2,256,602	2,203,343	2,207,288	2,173,755	2,114,578	2,305,916	2,388,763	2,301,971	2,195,453	2,061,319	2,244,767	2,472,413	2,390,070	2,523,086	2,609,652	2,406,960	2,523,086	2,497,749	2,687,773	2,611,763	2,634,988	2,552,645	2,772,227	2,548,754	2,615,463	2,546,454	2,371,629	2,284,217	2,431,438	2,532,652	2,597,061	2,702,875	2,654,569	2,654,569	2,693,674	2,691,303
Royce Premier Fund - Service Class
Account Value [Line Items]
Accumulated Value	10,000	9,349	9,607	10,436	10,658	10,794	10,637	11,109	11,330	11,338	11,009	12,082	12,263	12,538	13,025	13,073	13,268	13,203	13,300	13,438	13,479	14,249	14,678	15,124	15,122	15,899	15,253	15,281	15,038	15,553	15,487	15,927	16,527	16,330	14,748	15,234	13,510	15,003	15,744	15,649	16,604	15,230	16,413	16,700	16,174	16,664	17,070	17,464	18,057	17,654	16,214	13,031	14,659	15,551	15,638	16,329	16,761	16,041	16,343	18,748	20,057	19,966	21,818	22,152	22,593	22,304	22,122	22,243	22,335	21,393	22,608	22,061	23,279	21,392	21,336	21,558	20,152	20,152	18,783	20,540	19,689	17,857	19,541	20,596	19,602	21,942	21,438	21,458	21,135	20,550	22,406	23,212	22,345	21,297	20,006	21,781	23,961	23,163	24,457	25,277	23,293	24,436	24,177	25,989	25,277	25,471	24,673	26,787	24,610	25,268	24,587	22,896	22,050	23,459	24,422	25,033	26,042	25,596	25,573	25,949	25,914
Royce Small-Cap Special Equity Fund - Consultant Class
Account Value [Line Items]
Accumulated Value	10,000	9,674	9,753	10,537	10,549	10,730	10,779	11,098	11,328	11,358	11,219	12,517	13,091	12,727	12,688	13,019	13,168	12,740	12,974	13,071	12,662	13,396	13,500	14,032	13,977	14,083	13,266	13,238	12,738	13,498	13,850	14,350	14,357	13,850	13,238	13,555	12,463	13,388	13,811	13,388	13,741	12,463	12,973	13,020	12,549	12,941	13,333	13,647	13,882	13,354	12,446	10,439	11,555	12,126	12,429	12,506	13,034	12,705	13,077	13,985	14,752	14,859	16,094	16,663	17,142	17,018	16,760	16,574	16,947	16,520	17,240	17,373	17,873	16,854	17,081	16,813	16,114	16,484	15,496	16,741	16,011	14,889	16,340	17,122	16,545	17,481	17,481	17,058	16,522	16,510	17,743	17,960	17,481	17,001	16,488	17,013	18,470	18,077	18,172	18,816	18,184	18,721	18,113	19,830	18,745	18,935	18,578	19,913	18,839	18,442	17,786	17,116	16,419	17,185	17,595	17,622	18,880	19,058	18,688	19,030	19,271
Royce Small-Cap Special Equity Fund - Investment Class
Account Value [Line Items]
Accumulated Value	10,000	9,682	9,771	10,563	10,585	10,775	10,831	11,165	11,405	11,449	11,315	12,637	13,221	12,867	12,843	13,179	13,348	12,921	13,173	13,282	12,879	13,636	13,756	14,308	14,262	14,386	13,562	13,549	13,045	13,837	14,216	14,740	14,759	14,249	13,627	13,961	12,855	13,814	14,264	13,844	14,220	12,907	13,445	13,504	13,032	13,453	13,866	14,212	14,479	13,936	12,997	10,915	12,092	12,701	13,030	13,121	13,689	13,359	13,763	14,734	15,554	15,673	16,997	17,611	18,132	18,021	17,756	17,577	17,995	17,560	18,337	18,499	19,053	17,985	18,235	17,965	17,247	17,656	16,608	17,965	17,197	16,009	17,586	18,444	17,846	18,866	18,900	18,452	17,902	17,891	19,248	19,505	18,990	18,485	17,936	18,530	20,136	19,722	19,852	20,573	19,888	20,502	19,852	21,742	20,584	20,809	20,431	21,907	20,749	20,326	19,629	18,892	18,142	19,002	19,479	19,534	20,940	21,158	20,749	21,158	21,442
Royce Small-Cap Special Equity Fund - Institutional Class
Account Value [Line Items]
Accumulated Value	1,000,000	968,539	976,966	1,056,742	1,058,989	1,078,090	1,083,708	1,117,416	1,141,011	1,145,506	1,132,584	1,264,607	1,323,530	1,287,775	1,285,351	1,319,893	1,336,862	1,293,835	1,319,287	1,330,196	1,290,199	1,365,950	1,378,071	1,433,824	1,428,894	1,441,457	1,358,805	1,357,482	1,307,229	1,386,576	1,424,265	1,477,163	1,479,146	1,428,233	1,366,078	1,399,800	1,288,786	1,384,997	1,430,493	1,387,981	1,426,018	1,294,007	1,348,452	1,354,418	1,307,431	1,349,198	1,390,964	1,425,272	1,451,771	1,398,465	1,304,345	1,094,451	1,213,558	1,274,360	1,306,844	1,316,839	1,373,477	1,340,994	1,380,974	1,478,425	1,560,128	1,573,093	1,706,201	1,767,569	1,820,293	1,809,057	1,783,127	1,764,976	1,806,464	1,763,247	1,841,038	1,858,324	1,914,304	1,807,054	1,832,349	1,806,042	1,733,193	1,774,677	1,669,451	1,806,042	1,728,134	1,609,755	1,767,594	1,854,608	1,794,282	1,897,820	1,900,095	1,855,722	1,799,971	1,799,971	1,935,367	1,961,535	1,911,473	1,860,273	1,805,659	1,864,824	2,026,612	1,984,616	1,997,815	2,071,008	2,002,614	2,063,808	1,997,815	2,189,797	2,072,208	2,095,006	2,057,809	2,206,595	2,089,696	2,048,041	1,977,227	1,903,637	1,827,269	1,914,745	1,963,342	1,967,508	2,109,135	2,131,351	2,091,084	2,132,740	2,161,042
Royce Small-Cap Special Equity Fund - Service Class
Account Value [Line Items]
Accumulated Value	10,000	9,682	9,766	10,558	10,580	10,765	10,820	11,155	11,390	11,429	11,295	12,612	13,192	12,832	12,808	13,144	13,312	12,880	13,126	13,240	12,832	13,582	13,702	14,248	14,203	14,320	13,498	13,478	12,976	13,759	14,131	14,653	14,666	14,157	13,537	13,870	12,764	13,725	14,165	13,747	14,113	12,808	13,343	13,402	12,926	13,343	13,754	14,091	14,347	13,816	12,884	10,817	11,986	12,582	12,909	12,999	13,554	13,227	13,628	14,584	15,393	15,512	16,815	17,424	17,940	17,822	17,560	17,373	17,780	17,348	18,110	18,270	18,809	17,753	18,000	17,723	17,013	17,417	16,371	17,713	16,944	15,769	17,319	18,157	17,576	18,569	18,591	18,161	17,609	17,598	18,922	19,176	18,668	18,161	17,620	18,205	19,772	19,366	19,482	20,189	19,517	20,108	19,459	21,314	20,178	20,386	20,015	21,465	20,319	19,904	19,209	18,487	17,752	18,594	19,062	19,102	20,466	20,680	20,279	20,680	20,955
Royce Small-Cap Total Return Fund - Consultant Class
Account Value [Line Items]
Accumulated Value	10,000	9,580	9,712	10,502	10,650	10,757	10,811	11,280	11,428	11,420	11,000	12,128	12,473	12,517	12,712	12,712	12,836	12,428	12,747	12,845	12,597	13,474	13,651	14,104	14,035	14,276	13,602	13,693	13,663	14,025	14,050	14,503	14,704	14,412	13,253	13,566	12,174	13,280	13,960	13,529	14,124	13,079	13,967	14,076	13,529	13,955	14,247	14,563	14,875	14,480	12,968	10,342	11,579	11,869	12,230	12,481	12,902	12,235	12,592	14,281	15,285	15,457	16,931	17,863	18,741	18,867	18,224	17,894	18,318	17,871	18,640	18,106	19,049	18,302	18,364	18,530	17,368	17,762	16,351	17,472	16,393	14,691	16,268	17,160	16,353	18,156	17,848	16,685	16,448	16,163	17,729	18,797	18,370	17,777	16,614	18,085	20,099	19,482	19,944	20,894	19,354	20,381	20,253	21,844	21,074	21,074	20,997	23,153	21,864	22,326	21,701	20,506	19,501	20,343	21,022	21,185	22,516	22,000	21,048	21,782	22,196
Royce Small-Cap Total Return Fund - Investment Class
Account Value [Line Items]
Accumulated Value	10,000	9,580	9,723	10,517	10,686	10,795	10,862	11,343	11,495	11,499	11,085	12,235	12,586	12,641	12,843	12,866	12,995	12,599	12,935	13,037	12,797	13,700	13,894	14,358	14,304	14,557	13,893	13,982	13,972	14,352	14,388	14,865	15,087	14,790	13,610	13,950	12,521	13,682	14,391	13,966	14,586	13,526	14,440	14,570	14,024	14,473	14,786	15,125	15,458	15,062	13,507	10,780	12,072	12,384	12,780	13,051	13,508	12,814	13,200	14,988	16,049	16,238	17,802	18,797	19,745	19,883	19,227	18,882	19,348	18,890	19,739	19,167	20,188	19,406	19,498	19,681	18,483	18,898	17,436	18,636	17,482	15,676	17,390	18,362	17,512	19,461	19,140	17,914	17,673	17,378	19,079	20,259	19,803	19,159	17,925	19,535	21,726	21,080	21,638	22,667	20,991	22,138	22,021	23,758	22,963	22,964	22,905	25,293	23,906	24,410	23,780	22,471	21,398	22,345	23,087	23,277	24,798	24,209	23,191	24,050	24,488
Royce Small-Cap Total Return Fund - Institutional Class
Account Value [Line Items]
Accumulated Value	1,000,000	959,253	973,684	1,052,755	1,069,776	1,080,839	1,087,643	1,136,305	1,151,672	1,151,658	1,110,589	1,226,097	1,261,327	1,266,924	1,287,449	1,289,290	1,303,325	1,263,093	1,296,800	1,307,122	1,283,663	1,373,951	1,393,700	1,440,721	1,435,385	1,461,093	1,393,609	1,403,179	1,402,104	1,440,783	1,444,441	1,491,870	1,514,507	1,485,348	1,367,429	1,400,966	1,257,559	1,374,389	1,445,274	1,402,595	1,465,810	1,357,817	1,451,572	1,464,805	1,409,229	1,454,332	1,486,208	1,520,740	1,554,258	1,513,850	1,357,991	1,082,615	1,213,051	1,246,384	1,284,562	1,312,234	1,358,839	1,288,630	1,326,660	1,508,034	1,614,418	1,633,784	1,790,472	1,892,398	1,986,046	2,001,949	1,936,490	1,901,088	1,948,880	1,902,858	1,986,363	1,931,285	2,032,740	1,954,830	1,964,274	1,983,138	1,862,446	1,905,043	1,757,250	1,878,194	1,761,993	1,582,420	1,753,750	1,851,312	1,765,869	1,960,856	1,930,646	1,807,227	1,782,433	1,754,883	1,924,317	2,043,034	1,998,860	1,933,945	1,809,620	1,969,861	2,191,717	2,128,145	2,182,635	2,285,704	2,118,975	2,234,169	2,222,077	2,398,143	2,319,217	2,320,987	2,311,861	2,555,215	2,415,127	2,467,276	2,402,090	2,271,776	2,160,798	2,258,720	2,332,242	2,351,896	2,505,850	2,448,256	2,346,245	2,431,802	2,476,504
Royce Small-Cap Total Return Fund - R Class
Account Value [Line Items]
Accumulated Value	10,000	9,582	9,713	10,505	10,661	10,767	10,825	11,301	11,449	11,445	11,034	12,169	12,514	12,567	12,762	12,776	12,900	12,500	12,816	12,922	12,673	13,559	13,746	14,200	14,137	14,379	13,712	13,798	13,778	14,142	14,177	14,633	14,845	14,546	13,379	13,704	12,304	13,429	14,114	13,692	14,292	13,239	14,134	14,257	13,705	14,134	14,441	14,772	15,093	14,681	13,170	10,498	11,748	12,053	12,424	12,691	13,117	12,448	12,809	14,534	15,557	15,733	17,231	18,202	19,097	19,240	18,586	18,250	18,681	18,234	19,034	18,474	19,449	18,688	18,751	18,920	17,758	18,159	16,722	17,884	16,764	15,029	16,659	17,569	16,752	18,591	18,301	17,103	16,861	16,594	18,181	19,296	18,860	18,254	17,066	18,569	20,652	20,020	20,520	21,493	19,915	20,967	20,836	22,493	21,704	21,730	21,625	23,887	22,564	23,011	22,397	21,168	20,135	21,028	21,713	21,880	23,278	22,731	21,778	22,535	22,971
Royce Small-Cap Total Return Fund - Service Class
Account Value [Line Items]
Accumulated Value	10,000	9,579	9,719	10,516	10,673	10,781	10,847	11,327	11,476	11,472	11,066	12,209	12,560	12,605	12,811	12,825	12,951	12,555	12,879	12,987	12,744	13,633	13,822	14,283	14,222	14,478	13,802	13,899	13,879	14,258	14,283	14,757	14,973	14,679	13,503	13,833	12,414	13,560	14,257	13,828	14,452	13,391	14,297	14,422	13,872	14,323	14,623	14,962	15,280	14,887	13,341	10,649	11,927	12,240	12,619	12,878	13,329	12,643	13,013	14,782	15,816	16,013	17,542	18,527	19,450	19,582	18,939	18,593	19,038	18,593	19,403	18,857	19,856	19,090	19,156	19,331	18,149	18,565	17,120	18,304	17,164	15,385	17,055	18,022	17,167	19,060	18,758	17,546	17,319	17,041	18,672	19,837	19,381	18,773	17,532	19,102	21,262	20,627	21,124	22,160	20,502	21,635	21,483	23,197	22,395	22,410	22,355	24,679	23,321	23,793	23,174	21,906	20,845	21,759	22,467	22,644	24,122	23,559	22,550	23,381	23,817
Royce Smaller-Companies Growth Fund - Investment Class
Account Value [Line Items]
Accumulated Value	10,000	8,794	8,926	9,569	9,665	9,674	9,665	10,035	10,150	10,202	9,754	10,915	10,967	11,241	11,427	11,534	11,681	11,837	12,218	12,296	12,277	12,766	12,981	12,932	12,964	13,248	13,011	13,023	13,035	14,197	14,339	14,423	15,514	15,110	13,343	13,035	11,676	12,901	13,752	13,531	14,075	13,309	14,143	14,501	13,582	13,275	13,684	14,160	14,468	14,398	13,587	11,050	12,988	14,151	14,786	15,438	16,777	16,213	16,301	19,156	21,646	23,564	24,855	24,346	25,481	25,207	25,775	24,503	24,738	24,366	25,951	23,818	23,396	19,782	19,461	19,515	16,410	15,928	14,964	16,865	17,052	15,285	16,704	17,052	15,892	17,736	17,931	17,401	16,758	16,870	18,322	19,076	17,931	16,311	14,971	16,870	18,602	18,322	19,551	20,333	19,160	19,803	19,747	21,004	21,087	21,423	22,065	24,830	22,722	23,815	22,578	21,082	21,197	23,441	24,447	24,677	25,339	25,598	26,633	26,604	27,251
Royce Smaller-Companies Growth Fund - Institutional Class
Account Value [Line Items]
Accumulated Value	1,000,000	878,920	891,986	957,317	966,899	968,641	966,899	1,004,355	1,015,679	1,020,906	975,610	1,091,463	1,096,588	1,123,640	1,141,997	1,153,591	1,168,083	1,183,542	1,222,188	1,229,917	1,227,019	1,276,293	1,298,515	1,292,718	1,296,452	1,323,412	1,301,141	1,301,141	1,303,485	1,420,705	1,433,599	1,442,977	1,551,991	1,512,136	1,336,307	1,304,657	1,167,553	1,291,868	1,377,544	1,354,025	1,409,463	1,332,186	1,416,183	1,453,141	1,360,745	1,330,506	1,370,825	1,417,863	1,448,954	1,441,997	1,361,982	1,106,285	1,301,102	1,417,644	1,482,004	1,546,363	1,680,300	1,624,638	1,633,335	1,920,343	2,169,085	2,362,236	2,489,715	2,437,565	2,551,524	2,526,414	2,582,428	2,456,880	2,480,058	2,441,428	2,599,811	2,387,345	2,346,149	1,983,779	1,952,038	1,954,683	1,642,569	1,594,958	1,499,737	1,690,179	1,708,695	1,534,122	1,674,309	1,708,695	1,591,442	1,778,995	1,798,302	1,745,897	1,682,460	1,693,493	1,836,916	1,911,385	1,798,302	1,638,330	1,503,182	1,693,493	1,867,255	1,839,674	1,961,032	2,041,017	1,922,418	1,988,613	1,980,339	2,107,213	2,115,487	2,148,585	2,214,780	2,487,835	2,279,682	2,387,563	2,265,487	2,115,023	2,126,379	2,350,656	2,450,020	2,475,570	2,540,866	2,566,417	2,671,458	2,668,619	2,731,119
Royce Smaller-Companies Growth Fund - Service Class
Account Value [Line Items]
Accumulated Value	10,000	8,795	8,920	9,563	9,652	9,670	9,652	10,027	10,134	10,188	9,732	10,884	10,937	11,195	11,384	11,493	11,632	11,781	12,169	12,238	12,209	12,695	12,914	12,854	12,884	13,162	12,933	12,933	12,945	14,090	14,222	14,307	15,391	14,982	13,234	12,920	11,567	12,795	13,625	13,400	13,936	13,175	14,005	14,351	13,452	13,140	13,538	14,005	14,305	14,233	13,427	10,903	12,819	13,965	14,609	15,254	16,561	16,006	16,095	18,906	21,351	23,240	24,493	23,996	25,109	24,831	25,387	24,135	24,353	23,976	25,526	23,439	23,012	19,445	19,145	19,172	16,122	15,632	14,679	16,558	16,748	15,006	16,394	16,721	15,564	17,381	17,580	17,040	16,416	16,529	17,949	18,688	17,552	15,990	14,655	16,501	18,205	17,949	19,114	19,880	18,744	19,369	19,312	20,534	20,619	20,931	21,556	24,226	22,181	23,232	22,006	20,576	20,664	22,824	23,787	24,020	24,662	24,896	25,888	25,859	26,471
Royce Small-Cap Value Fund - Investment Class
Account Value [Line Items]
Accumulated Value	10,000	9,714	10,114	10,938	10,629	10,343	10,332	10,881	10,973	10,789	10,378	11,579	12,137	11,858	11,931	11,955	11,846	11,302	11,628	11,447	11,253	12,233	12,282	12,911	12,803	12,854	12,413	12,753	12,690	13,610	13,723	14,089	14,593	13,849	12,828	13,194	11,901	13,198	13,825	13,069	13,768	12,000	12,984	13,198	12,499	13,226	13,411	13,753	14,114	13,215	11,474	8,539	9,483	9,882	10,162	10,177	10,855	10,427	10,722	12,448	13,233	13,525	14,939	15,984	16,583	16,767	16,306	16,060	16,383	15,707	16,229	16,045	17,002	15,812	15,665	15,437	14,556	15,013	13,741	15,306	14,980	13,578	15,290	16,431	15,324	16,622	16,484	15,809	15,116	15,029	16,657	17,540	17,315	16,709	16,155	17,298	19,387	18,616	19,180	20,083	18,785	19,556	18,823	21,192	20,459	20,459	19,913	21,606	20,053	20,352	18,897	17,900	17,262	18,059	19,056	19,315	21,468	21,269	20,611	21,368	21,462
Royce Small-Cap Value Fund - Service Class
Account Value [Line Items]
Accumulated Value	10,000	9,713	10,115	10,931	10,621	10,345	10,333	10,862	10,954	10,770	10,356	11,552	12,106	11,839	11,900	11,924	11,803	11,257	11,596	11,402	11,208	12,191	12,227	12,858	12,743	12,794	12,353	12,680	12,618	13,537	13,650	14,003	14,506	13,751	12,743	13,096	11,829	13,107	13,718	12,965	13,661	11,900	12,880	13,079	12,383	13,107	13,292	13,618	13,984	13,090	11,375	8,458	9,396	9,777	10,055	10,070	10,744	10,305	10,598	12,298	13,079	13,368	14,756	15,792	16,387	16,570	16,097	15,853	16,173	15,502	16,006	15,823	16,772	15,593	15,431	15,205	14,332	14,785	13,524	15,059	14,736	13,363	15,043	16,158	15,085	16,335	16,198	15,531	14,846	14,760	16,352	17,226	16,986	16,404	15,856	16,969	19,020	18,260	18,798	19,688	18,408	19,169	18,445	20,765	20,041	20,041	19,503	21,154	19,638	19,913	18,481	17,520	16,872	17,657	18,618	18,873	20,973	20,776	20,129	20,874	20,950
Russell 3000 Index One
Account Value [Line Items]
Accumulated Value	10,000	9,436	9,433	10,097	10,159	10,341	10,362	10,774	10,801	10,818	10,584	11,058	11,274	11,486	11,913	11,921	12,047	12,171	12,280	12,512	12,536	12,842	13,122	13,521	13,656	14,375	13,846	13,568	13,619	14,004	14,095	14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,874	16,478	16,954	16,935	15,549	13,410	15,187	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,206	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,039	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,835	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
Russell 2000 Index One
Account Value [Line Items]
Accumulated Value	10,000	9,121	9,120	9,848	10,003	10,228	10,222	10,832	11,023	11,146	10,616	11,800	12,131	12,179	12,414	12,430	12,566	12,311	12,736	12,831	12,668	13,458	13,573	13,964	13,908	14,271	13,718	13,896	14,016	14,867	14,973	15,234	15,891	15,509	13,824	14,044	12,376	13,768	14,484	14,181	14,662	13,522	14,478	14,561	13,842	14,130	14,502	15,099	15,535	15,037	13,771	10,779	12,259	13,057	13,519	13,893	14,676	14,185	14,482	17,152	18,636	19,573	20,793	21,002	21,443	21,487	21,904	21,113	21,585	20,949	21,840	20,930	21,397	19,337	19,544	19,787	17,826	17,853	16,385	18,095	17,725	16,026	17,790	18,206	17,024	18,684	18,368	17,491	17,176	17,017	18,401	19,526	18,549	17,457	16,267	17,739	19,906	19,132	20,214	20,938	19,464	20,440	20,251	22,309	21,976	22,129	21,810	24,202	22,203	22,785	21,567	20,099	19,634	20,683	21,807	22,185	23,770	24,510	24,953	25,193	25,047
Russell 3000 Index Two [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,436	9,433	10,097	10,159	10,341	10,362	10,774	10,801	10,818	10,584	11,058	11,274	11,486	11,913	11,921	12,047	12,171	12,280	12,512	12,536	12,842	13,122	13,521	13,656	14,375	13,846	13,568	13,619	14,004	14,095	14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,874	16,478	16,954	16,935	15,549	13,410	15,187	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,206	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,039	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,835	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
Russell 2000 Index Two [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,121	9,120	9,848	10,003	10,228	10,222	10,832	11,023	11,146	10,616	11,800	12,131	12,179	12,414	12,430	12,566	12,311	12,736	12,831	12,668	13,458	13,573	13,964	13,908	14,271	13,718	13,896	14,016	14,867	14,973	15,234	15,891	15,509	13,824	14,044	12,376	13,768	14,484	14,181	14,662	13,522	14,478	14,561	13,842	14,130	14,502	15,099	15,535	15,037	13,771	10,779	12,259	13,057	13,519	13,893	14,676	14,185	14,482	17,152	18,636	19,573	20,793	21,002	21,443	21,487	21,904	21,113	21,585	20,949	21,840	20,930	21,397	19,337	19,544	19,787	17,826	17,853	16,385	18,095	17,725	16,026	17,790	18,206	17,024	18,684	18,368	17,491	17,176	17,017	18,401	19,526	18,549	17,457	16,267	17,739	19,906	19,132	20,214	20,938	19,464	20,440	20,251	22,309	21,976	22,129	21,810	24,202	22,203	22,785	21,567	20,099	19,634	20,683	21,807	22,185	23,770	24,510	24,953	25,193	25,047
Russell 3000 Index Three [Member]
Account Value [Line Items]
Accumulated Value	1,000,000	943,575	943,271	1,009,683	1,015,940	1,034,116	1,036,242	1,077,368	1,080,116	1,081,814	1,058,408	1,105,774	1,127,351	1,148,570	1,191,287	1,192,098	1,204,734	1,217,063	1,228,046	1,251,201	1,253,612	1,284,185	1,312,208	1,352,054	1,365,567	1,437,547	1,384,560	1,356,766	1,361,923	1,400,370	1,409,528	1,456,305	1,507,447	1,509,942	1,398,761	1,426,776	1,293,987	1,405,055	1,454,470	1,475,708	1,534,635	1,435,326	1,536,139	1,558,974	1,527,193	1,553,997	1,587,450	1,647,792	1,695,370	1,693,518	1,554,864	1,341,042	1,518,650	1,599,865	1,636,441	1,729,364	1,854,647	1,787,117	1,748,545	1,961,261	2,049,495	2,040,379	2,104,155	2,179,574	2,291,930	2,302,392	2,359,167	2,399,062	2,467,478	2,356,767	2,516,142	2,477,843	2,575,418	2,423,890	2,362,834	2,439,475	2,220,551	2,217,574	2,032,055	2,222,698	2,139,748	1,941,331	2,100,532	2,210,172	2,080,759	2,224,066	2,172,084	2,230,164	2,253,925	2,262,694	2,417,203	2,503,852	2,455,518	2,338,552	2,276,560	2,488,845	2,620,858	2,649,904	2,793,345	2,883,451	2,756,574	2,886,814	2,976,182	3,031,507	3,097,499	3,161,573	3,138,356	3,347,132	3,244,826	3,347,260	3,283,113	3,091,607	3,070,866	3,265,516	3,431,413	3,506,982	3,588,140	3,711,972	3,791,527	3,801,940	3,801,166
Russell 2000 Index Three [Member]
Account Value [Line Items]
Accumulated Value	1,000,000	912,066	912,025	984,815	1,000,271	1,022,802	1,022,157	1,083,187	1,102,342	1,114,621	1,061,631	1,180,016	1,213,080	1,217,865	1,241,368	1,242,993	1,256,624	1,231,059	1,273,615	1,283,077	1,266,754	1,345,810	1,357,282	1,396,399	1,390,763	1,427,109	1,371,849	1,389,592	1,401,606	1,486,684	1,497,337	1,523,433	1,589,108	1,550,887	1,382,435	1,404,409	1,237,585	1,376,811	1,448,388	1,418,075	1,466,248	1,352,214	1,447,784	1,456,120	1,384,225	1,413,026	1,450,240	1,509,939	1,553,477	1,503,655	1,377,074	1,077,884	1,225,936	1,305,713	1,351,867	1,389,285	1,467,562	1,418,540	1,448,250	1,715,198	1,863,564	1,957,342	2,079,334	2,100,218	2,144,321	2,148,741	2,190,372	2,111,281	2,158,506	2,094,863	2,183,977	2,092,972	2,139,725	1,933,726	1,954,368	1,978,693	1,782,586	1,785,280	1,638,453	1,809,512	1,772,484	1,602,617	1,779,048	1,820,602	1,702,441	1,868,371	1,836,813	1,749,050	1,717,605	1,701,739	1,840,093	1,952,621	1,854,935	1,745,731	1,626,674	1,773,904	1,990,646	1,913,222	2,021,399	2,093,763	1,946,399	2,044,044	2,025,136	2,230,888	2,197,564	2,212,922	2,180,960	2,420,198	2,220,324	2,278,539	2,156,661	2,009,860	1,963,428	2,068,276	2,180,691	2,218,519	2,377,026	2,450,983	2,495,325	2,519,297	2,504,679
Russell 3000 Index Four [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,436	9,433	10,097	10,159	10,341	10,362	10,774	10,801	10,818	10,584	11,058	11,274	11,486	11,913	11,921	12,047	12,171	12,280	12,512	12,536	12,842	13,122	13,521	13,656	14,375	13,846	13,568	13,619	14,004	14,095	14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,874	16,478	16,954	16,935	15,549	13,410	15,187	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,206	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,039	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,835	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
Russell 2000 Index Four [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,121	9,120	9,848	10,003	10,228	10,222	10,832	11,023	11,146	10,616	11,800	12,131	12,179	12,414	12,430	12,566	12,311	12,736	12,831	12,668	13,458	13,573	13,964	13,908	14,271	13,718	13,896	14,016	14,867	14,973	15,234	15,891	15,509	13,824	14,044	12,376	13,768	14,484	14,181	14,662	13,522	14,478	14,561	13,842	14,130	14,502	15,099	15,535	15,037	13,771	10,779	12,259	13,057	13,519	13,893	14,676	14,185	14,482	17,152	18,636	19,573	20,793	21,002	21,443	21,487	21,904	21,113	21,585	20,949	21,840	20,930	21,397	19,337	19,544	19,787	17,826	17,853	16,385	18,095	17,725	16,026	17,790	18,206	17,024	18,684	18,368	17,491	17,176	17,017	18,401	19,526	18,549	17,457	16,267	17,739	19,906	19,132	20,214	20,938	19,464	20,440	20,251	22,309	21,976	22,129	21,810	24,202	22,203	22,785	21,567	20,099	19,634	20,683	21,807	22,185	23,770	24,510	24,953	25,193	25,047
Russell 3000 Index Five [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,436	9,433	10,097	10,159	10,341	10,362	10,774	10,801	10,818	10,584	11,058	11,274	11,486	11,913	11,921	12,047	12,171	12,280	12,512	12,536	12,842	13,122	13,521	13,656	14,375	13,846	13,568	13,619	14,004	14,095	14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,874	16,478	16,954	16,935	15,549	13,410	15,187	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,206	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,039	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,835	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
Russell 2500 Index One [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,203	9,267	10,039	10,187	10,402	10,398	10,940	11,027	11,080	10,631	11,535	11,759	11,922	12,209	12,201	12,295	12,157	12,461	12,590	12,486	13,052	13,254	13,690	13,736	14,155	13,573	13,703	13,735	14,381	14,485	14,765	15,399	15,165	13,626	13,883	12,362	13,785	14,436	14,317	14,819	13,765	14,741	14,894	14,299	14,552	14,831	15,467	15,794	15,474	14,176	11,100	12,715	13,654	14,049	14,608	15,270	14,875	15,144	17,611	18,952	19,416	20,683	21,023	21,863	21,908	22,167	21,779	22,273	21,573	22,631	21,687	22,398	20,534	20,765	21,095	19,298	19,363	17,513	19,325	18,811	17,019	18,652	19,440	18,284	20,112	19,640	18,903	18,657	18,330	19,891	20,880	20,060	18,940	17,790	19,391	21,469	20,908	22,045	22,955	21,417	22,308	21,973	23,606	23,545	23,896	23,674	26,004	24,044	24,897	23,728	22,241	21,782	23,085	24,150	24,617	25,909	26,324	26,500	26,885	26,907
Russell 2500 Value Index One [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,387	9,488	10,333	10,534	10,720	10,784	11,275	11,376	11,451	11,108	12,173	12,520	12,589	12,823	12,723	12,710	12,434	12,765	12,864	12,641	13,254	13,326	13,762	13,817	13,991	13,304	13,451	13,597	14,156	14,231	14,514	14,844	14,611	13,362	13,615	12,110	13,463	13,883	13,698	14,178	13,109	13,957	14,048	13,364	13,975	14,177	14,525	14,963	14,418	13,028	9,780	11,073	11,579	11,794	12,149	12,701	12,212	12,488	14,673	15,693	16,040	17,467	18,334	19,121	19,509	19,252	18,970	19,370	18,853	19,749	19,061	20,053	19,034	19,344	19,752	18,413	18,766	16,712	18,329	17,754	15,959	17,644	18,530	17,429	19,170	18,628	17,672	17,437	16,939	18,445	19,526	18,774	17,769	16,772	18,295	20,214	19,647	20,435	21,441	20,093	20,940	20,518	22,180	22,179	22,494	22,210	24,170	22,434	23,198	22,340	21,126	20,515	21,686	22,666	23,060	24,270	24,519	24,455	25,159	25,291
Russell 3000 Index Six [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,436	9,433	10,097	10,159	10,341	10,362	10,774	10,801	10,818	10,584	11,058	11,274	11,486	11,913	11,921	12,047	12,171	12,280	12,512	12,536	12,842	13,122	13,521	13,656	14,375	13,846	13,568	13,619	14,004	14,095	14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,874	16,478	16,954	16,935	15,549	13,410	15,187	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,206	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,039	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,835	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
Russell 2500 Index Two [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,203	9,267	10,039	10,187	10,402	10,398	10,940	11,027	11,080	10,631	11,535	11,759	11,922	12,209	12,201	12,295	12,157	12,461	12,590	12,486	13,052	13,254	13,690	13,736	14,155	13,573	13,703	13,735	14,381	14,485	14,765	15,399	15,165	13,626	13,883	12,362	13,785	14,436	14,317	14,819	13,765	14,741	14,894	14,299	14,552	14,831	15,467	15,794	15,474	14,176	11,100	12,715	13,654	14,049	14,608	15,270	14,875	15,144	17,611	18,952	19,416	20,683	21,023	21,863	21,908	22,167	21,779	22,273	21,573	22,631	21,687	22,398	20,534	20,765	21,095	19,298	19,363	17,513	19,325	18,811	17,019	18,652	19,440	18,284	20,112	19,640	18,903	18,657	18,330	19,891	20,880	20,060	18,940	17,790	19,391	21,469	20,908	22,045	22,955	21,417	22,308	21,973	23,606	23,545	23,896	23,674	26,004	24,044	24,897	23,728	22,241	21,782	23,085	24,150	24,617	25,909	26,324	26,500	26,885	26,907
Russell 2500 Value Index Two [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,387	9,488	10,333	10,534	10,720	10,784	11,275	11,376	11,451	11,108	12,173	12,520	12,589	12,823	12,723	12,710	12,434	12,765	12,864	12,641	13,254	13,326	13,762	13,817	13,991	13,304	13,451	13,597	14,156	14,231	14,514	14,844	14,611	13,362	13,615	12,110	13,463	13,883	13,698	14,178	13,109	13,957	14,048	13,364	13,975	14,177	14,525	14,963	14,418	13,028	9,780	11,073	11,579	11,794	12,149	12,701	12,212	12,488	14,673	15,693	16,040	17,467	18,334	19,121	19,509	19,252	18,970	19,370	18,853	19,749	19,061	20,053	19,034	19,344	19,752	18,413	18,766	16,712	18,329	17,754	15,959	17,644	18,530	17,429	19,170	18,628	17,672	17,437	16,939	18,445	19,526	18,774	17,769	16,772	18,295	20,214	19,647	20,435	21,441	20,093	20,940	20,518	22,180	22,179	22,494	22,210	24,170	22,434	23,198	22,340	21,126	20,515	21,686	22,666	23,060	24,270	24,519	24,455	25,159	25,291
MSCI ACWI ex USA IMI Index One [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,308	9,220	9,977	10,242	10,083	9,909	10,408	10,461	10,608	10,437	10,186	10,441	10,815	11,003	11,275	11,529	11,895	11,934	12,371	12,446	12,682	12,920	13,038	13,345	14,075	13,427	13,203	13,405	13,121	12,858	13,135	12,880	12,908	11,830	11,930	11,375	12,239	12,481	12,548	12,872	12,184	12,892	12,745	12,355	12,670	13,122	13,252	13,836	13,456	12,369	10,500	11,356	11,769	12,281	12,837	13,425	13,116	12,825	14,557	15,374	15,400	15,739	15,954	16,460	16,935	16,847	16,629	16,955	16,416	16,788	16,021	16,685	16,008	15,707	15,751	14,758	14,829	13,502	14,009	13,570	12,194	12,562	14,005	13,918	15,029	14,522	14,832	15,084	14,553	15,185	15,824	15,147	14,656	14,021	15,296	16,093	15,917	16,286	16,789	16,496	16,982	16,943	17,371	17,841	18,329	17,421	17,275	16,935	17,553	17,738	17,712	18,378	19,269	19,963	19,919	20,632	21,333	21,710	21,728	22,348
MSCI ACWI ex USA Small Cap Index Index One [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,233	9,265	10,068	10,350	10,282	9,980	10,536	10,510	10,770	10,486	10,175	10,391	10,789	11,073	11,303	11,642	11,958	12,008	12,432	12,567	12,837	13,076	13,271	13,679	14,352	13,787	13,631	13,788	13,649	13,277	13,369	13,239	13,076	11,804	11,833	11,189	12,066	12,319	12,338	12,611	11,960	12,488	12,404	12,047	12,339	12,839	13,054	13,698	13,270	12,050	9,725	10,907	11,568	11,945	12,543	13,368	13,199	12,848	14,626	15,649	15,621	16,187	16,515	17,273	17,636	17,564	17,705	18,114	17,563	17,838	16,955	17,672	16,568	16,354	16,520	15,454	15,311	13,621	14,408	14,030	12,481	12,887	14,119	14,142	15,160	14,773	14,806	15,025	14,608	15,110	15,877	15,435	14,854	14,023	15,380	16,357	16,076	16,237	16,702	16,459	16,992	16,812	17,452	17,773	18,308	17,351	17,274	16,906	17,131	16,948	17,014	17,813	18,966	19,895	19,928	20,778	21,224	21,269	21,433	21,853
MSCI ACWI ex USA IMI Index Two [Member]
Account Value [Line Items]
Accumulated Value	1,000,000	930,784	922,023	997,680	1,024,162	1,008,326	990,897	1,040,759	1,046,066	1,060,768	1,043,729	1,018,631	1,044,069	1,081,474	1,100,279	1,127,459	1,152,944	1,189,495	1,193,374	1,237,100	1,244,558	1,268,180	1,292,012	1,303,755	1,334,459	1,407,525	1,342,733	1,320,275	1,340,514	1,312,067	1,285,811	1,313,456	1,288,031	1,290,822	1,182,962	1,193,035	1,137,510	1,223,919	1,248,071	1,254,754	1,287,174	1,218,447	1,289,168	1,274,495	1,235,487	1,267,045	1,312,201	1,325,154	1,383,608	1,345,629	1,236,945	1,050,032	1,135,589	1,176,851	1,228,108	1,283,719	1,342,476	1,311,566	1,282,494	1,455,655	1,537,439	1,539,962	1,573,871	1,595,407	1,645,972	1,693,524	1,684,697	1,662,855	1,695,458	1,641,572	1,678,777	1,602,091	1,668,523	1,600,828	1,570,697	1,575,118	1,475,814	1,482,950	1,350,163	1,400,856	1,356,990	1,219,350	1,256,238	1,400,524	1,391,837	1,502,945	1,452,185	1,483,169	1,508,400	1,455,342	1,518,527	1,582,372	1,514,678	1,465,562	1,402,126	1,529,627	1,609,264	1,591,668	1,628,614	1,678,924	1,649,566	1,698,223	1,694,294	1,737,057	1,784,059	1,832,892	1,742,134	1,727,492	1,693,472	1,755,290	1,773,758	1,771,242	1,837,843	1,926,882	1,996,315	1,991,879	2,063,248	2,133,287	2,170,969	2,172,788	2,234,782
MSCI ACWI ex USA Small Cap Index Index Two [Member]
Account Value [Line Items]
Accumulated Value	1,000,000	923,320	926,452	1,006,833	1,034,985	1,028,173	998,024	1,053,560	1,051,037	1,076,980	1,048,624	1,017,488	1,039,085	1,078,906	1,107,324	1,130,279	1,164,186	1,195,764	1,200,783	1,243,205	1,256,677	1,283,668	1,307,638	1,327,114	1,367,909	1,435,152	1,378,694	1,363,071	1,378,834	1,364,876	1,327,678	1,336,932	1,323,923	1,307,585	1,180,402	1,183,340	1,118,940	1,206,591	1,231,900	1,233,776	1,261,060	1,195,985	1,248,754	1,240,417	1,204,667	1,233,935	1,283,930	1,305,426	1,369,811	1,327,048	1,205,000	972,493	1,090,690	1,156,819	1,194,515	1,254,257	1,336,758	1,319,908	1,284,830	1,462,620	1,564,902	1,562,150	1,618,669	1,651,476	1,727,320	1,763,626	1,756,384	1,770,479	1,811,380	1,756,308	1,783,768	1,695,456	1,767,182	1,656,829	1,635,375	1,652,020	1,545,379	1,531,139	1,362,122	1,440,826	1,403,036	1,248,147	1,288,706	1,411,865	1,414,225	1,516,033	1,477,301	1,480,641	1,502,452	1,460,792	1,510,976	1,587,712	1,543,450	1,485,359	1,402,310	1,538,005	1,635,671	1,607,607	1,623,709	1,670,162	1,645,852	1,699,175	1,681,156	1,745,176	1,777,322	1,830,755	1,735,083	1,727,401	1,690,590	1,713,103	1,694,843	1,701,450	1,781,305	1,896,645	1,989,509	1,992,773	2,077,796	2,122,401	2,126,901	2,143,326	2,185,263
MSCI ACWI ex USA IMI Index Three [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,308	9,220	9,977	10,242	10,083	9,909	10,408	10,461	10,608	10,437	10,186	10,441	10,815	11,003	11,275	11,529	11,895	11,934	12,371	12,446	12,682	12,920	13,038	13,345	14,075	13,427	13,203	13,405	13,121	12,858	13,135	12,880	12,908	11,830	11,930	11,375	12,239	12,481	12,548	12,872	12,184	12,892	12,745	12,355	12,670	13,122	13,252	13,836	13,456	12,369	10,500	11,356	11,769	12,281	12,837	13,425	13,116	12,825	14,557	15,374	15,400	15,739	15,954	16,460	16,935	16,847	16,629	16,955	16,416	16,788	16,021	16,685	16,008	15,707	15,751	14,758	14,829	13,502	14,009	13,570	12,194	12,562	14,005	13,918	15,029	14,522	14,832	15,084	14,553	15,185	15,824	15,147	14,656	14,021	15,296	16,093	15,917	16,286	16,789	16,496	16,982	16,943	17,371	17,841	18,329	17,421	17,275	16,935	17,553	17,738	17,712	18,378	19,269	19,963	19,919	20,632	21,333	21,710	21,728	22,348
MSCI ACWI ex USA Small Cap Index Index Three [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,233	9,265	10,068	10,350	10,282	9,980	10,536	10,510	10,770	10,486	10,175	10,391	10,789	11,073	11,303	11,642	11,958	12,008	12,432	12,567	12,837	13,076	13,271	13,679	14,352	13,787	13,631	13,788	13,649	13,277	13,369	13,239	13,076	11,804	11,833	11,189	12,066	12,319	12,338	12,611	11,960	12,488	12,404	12,047	12,339	12,839	13,054	13,698	13,270	12,050	9,725	10,907	11,568	11,945	12,543	13,368	13,199	12,848	14,626	15,649	15,621	16,187	16,515	17,273	17,636	17,564	17,705	18,114	17,563	17,838	16,955	17,672	16,568	16,354	16,520	15,454	15,311	13,621	14,408	14,030	12,481	12,887	14,119	14,142	15,160	14,773	14,806	15,025	14,608	15,110	15,877	15,435	14,854	14,023	15,380	16,357	16,076	16,237	16,702	16,459	16,992	16,812	17,452	17,773	18,308	17,351	17,274	16,906	17,131	16,948	17,014	17,813	18,966	19,895	19,928	20,778	21,224	21,269	21,433	21,853
Russell 3000 Index Seven [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,436	9,433	10,097	10,159	10,341	10,362	10,774	10,801	10,818	10,584	11,058	11,274	11,486	11,913	11,921	12,047	12,171	12,280	12,512	12,536	12,842	13,122	13,521	13,656	14,375	13,846	13,568	13,619	14,004	14,095	14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,874	16,478	16,954	16,935	15,549	13,410	15,187	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,206	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,039	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,835	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
Russell Microcap Index One
Account Value [Line Items]
Accumulated Value	10,000	8,965	8,831	9,457	9,763	9,890	9,832	10,346	10,626	10,938	10,314	11,512	12,037	11,855	11,979	12,083	12,207	11,927	12,546	12,476	12,372	13,380	13,359	13,686	13,622	13,956	13,514	13,714	13,886	14,888	15,081	15,071	15,719	15,207	13,549	13,462	11,840	13,082	13,798	13,391	13,646	12,721	13,515	13,331	12,492	12,777	13,105	13,713	14,496	13,820	12,875	9,859	11,360	12,113	12,870	13,007	13,782	13,345	13,517	16,280	17,534	20,026	21,233	21,722	21,780	22,136	22,622	21,374	22,141	21,495	21,971	20,819	20,924	18,879	19,072	19,335	17,330	17,262	15,669	17,230	17,258	15,594	17,073	17,058	16,330	17,939	17,418	15,869	15,458	15,676	16,709	17,601	16,431	15,383	14,272	15,624	17,854	17,162	18,230	18,690	17,239	18,112	17,704	19,806	19,262	19,171	19,303	21,549	20,301	20,328	19,218	17,380	17,300	18,676	20,077	20,494	22,391	23,497	24,557	24,819	24,966
Russell 2000 Index Seven [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,121	9,120	9,848	10,003	10,228	10,222	10,832	11,023	11,146	10,616	11,800	12,131	12,179	12,414	12,430	12,566	12,311	12,736	12,831	12,668	13,458	13,573	13,964	13,908	14,271	13,718	13,896	14,016	14,867	14,973	15,234	15,891	15,509	13,824	14,044	12,376	13,768	14,484	14,181	14,662	13,522	14,478	14,561	13,842	14,130	14,502	15,099	15,535	15,037	13,771	10,779	12,259	13,057	13,519	13,893	14,676	14,185	14,482	17,152	18,636	19,573	20,793	21,002	21,443	21,487	21,904	21,113	21,585	20,949	21,840	20,930	21,397	19,337	19,544	19,787	17,826	17,853	16,385	18,095	17,725	16,026	17,790	18,206	17,024	18,684	18,368	17,491	17,176	17,017	18,401	19,526	18,549	17,457	16,267	17,739	19,906	19,132	20,214	20,938	19,464	20,440	20,251	22,309	21,976	22,129	21,810	24,202	22,203	22,785	21,567	20,099	19,634	20,683	21,807	22,185	23,770	24,510	24,953	25,193	25,047
Russell 3000 Index Eight [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,436	9,433	10,097	10,159	10,341	10,362	10,774	10,801	10,818	10,584	11,058	11,274	11,486	11,913	11,921	12,047	12,171	12,280	12,512	12,536	12,842	13,122	13,521	13,656	14,375	13,846	13,568	13,619	14,004	14,095	14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,874	16,478	16,954	16,935	15,549	13,410	15,187	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,206	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,039	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,835	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
Russell Microcap Index Two [Member]
Account Value [Line Items]
Accumulated Value	10,000	8,965	8,831	9,457	9,763	9,890	9,832	10,346	10,626	10,938	10,314	11,512	12,037	11,855	11,979	12,083	12,207	11,927	12,546	12,476	12,372	13,380	13,359	13,686	13,622	13,956	13,514	13,714	13,886	14,888	15,081	15,071	15,719	15,207	13,549	13,462	11,840	13,082	13,798	13,391	13,646	12,721	13,515	13,331	12,492	12,777	13,105	13,713	14,496	13,820	12,875	9,859	11,360	12,113	12,870	13,007	13,782	13,345	13,517	16,280	17,534	20,026	21,233	21,722	21,780	22,136	22,622	21,374	22,141	21,495	21,971	20,819	20,924	18,879	19,072	19,335	17,330	17,262	15,669	17,230	17,258	15,594	17,073	17,058	16,330	17,939	17,418	15,869	15,458	15,676	16,709	17,601	16,431	15,383	14,272	15,624	17,854	17,162	18,230	18,690	17,239	18,112	17,704	19,806	19,262	19,171	19,303	21,549	20,301	20,328	19,218	17,380	17,300	18,676	20,077	20,494	22,391	23,497	24,557	24,819	24,966
Russell 2000 Index Eight [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,121	9,120	9,848	10,003	10,228	10,222	10,832	11,023	11,146	10,616	11,800	12,131	12,179	12,414	12,430	12,566	12,311	12,736	12,831	12,668	13,458	13,573	13,964	13,908	14,271	13,718	13,896	14,016	14,867	14,973	15,234	15,891	15,509	13,824	14,044	12,376	13,768	14,484	14,181	14,662	13,522	14,478	14,561	13,842	14,130	14,502	15,099	15,535	15,037	13,771	10,779	12,259	13,057	13,519	13,893	14,676	14,185	14,482	17,152	18,636	19,573	20,793	21,002	21,443	21,487	21,904	21,113	21,585	20,949	21,840	20,930	21,397	19,337	19,544	19,787	17,826	17,853	16,385	18,095	17,725	16,026	17,790	18,206	17,024	18,684	18,368	17,491	17,176	17,017	18,401	19,526	18,549	17,457	16,267	17,739	19,906	19,132	20,214	20,938	19,464	20,440	20,251	22,309	21,976	22,129	21,810	24,202	22,203	22,785	21,567	20,099	19,634	20,683	21,807	22,185	23,770	24,510	24,953	25,193	25,047
Russell 3000 Index Nine [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,436	9,433	10,097	10,159	10,341	10,362	10,774	10,801	10,818	10,584	11,058	11,274	11,486	11,913	11,921	12,047	12,171	12,280	12,512	12,536	12,842	13,122	13,521	13,656	14,375	13,846	13,568	13,619	14,004	14,095	14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,874	16,478	16,954	16,935	15,549	13,410	15,187	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,206	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,039	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,835	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
Russell Microcap Index Three [Member]
Account Value [Line Items]
Accumulated Value	10,000	8,965	8,831	9,457	9,763	9,890	9,832	10,346	10,626	10,938	10,314	11,512	12,037	11,855	11,979	12,083	12,207	11,927	12,546	12,476	12,372	13,380	13,359	13,686	13,622	13,956	13,514	13,714	13,886	14,888	15,081	15,071	15,719	15,207	13,549	13,462	11,840	13,082	13,798	13,391	13,646	12,721	13,515	13,331	12,492	12,777	13,105	13,713	14,496	13,820	12,875	9,859	11,360	12,113	12,870	13,007	13,782	13,345	13,517	16,280	17,534	20,026	21,233	21,722	21,780	22,136	22,622	21,374	22,141	21,495	21,971	20,819	20,924	18,879	19,072	19,335	17,330	17,262	15,669	17,230	17,258	15,594	17,073	17,058	16,330	17,939	17,418	15,869	15,458	15,676	16,709	17,601	16,431	15,383	14,272	15,624	17,854	17,162	18,230	18,690	17,239	18,112	17,704	19,806	19,262	19,171	19,303	21,549	20,301	20,328	19,218	17,380	17,300	18,676	20,077	20,494	22,391	23,497	24,557	24,819	24,966
Russell 2000 Index Nine [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,121	9,120	9,848	10,003	10,228	10,222	10,832	11,023	11,146	10,616	11,800	12,131	12,179	12,414	12,430	12,566	12,311	12,736	12,831	12,668	13,458	13,573	13,964	13,908	14,271	13,718	13,896	14,016	14,867	14,973	15,234	15,891	15,509	13,824	14,044	12,376	13,768	14,484	14,181	14,662	13,522	14,478	14,561	13,842	14,130	14,502	15,099	15,535	15,037	13,771	10,779	12,259	13,057	13,519	13,893	14,676	14,185	14,482	17,152	18,636	19,573	20,793	21,002	21,443	21,487	21,904	21,113	21,585	20,949	21,840	20,930	21,397	19,337	19,544	19,787	17,826	17,853	16,385	18,095	17,725	16,026	17,790	18,206	17,024	18,684	18,368	17,491	17,176	17,017	18,401	19,526	18,549	17,457	16,267	17,739	19,906	19,132	20,214	20,938	19,464	20,440	20,251	22,309	21,976	22,129	21,810	24,202	22,203	22,785	21,567	20,099	19,634	20,683	21,807	22,185	23,770	24,510	24,953	25,193	25,047
Russell 3000 Index Ten [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,436	9,433	10,097	10,159	10,341	10,362	10,774	10,801	10,818	10,584	11,058	11,274	11,486	11,913	11,921	12,047	12,171	12,280	12,512	12,536	12,842	13,122	13,521	13,656	14,375	13,846	13,568	13,619	14,004	14,095	14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,874	16,478	16,954	16,935	15,549	13,410	15,187	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,206	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,039	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,835	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
Russell 2000 Value Index One [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,328	9,392	10,170	10,386	10,576	10,608	11,181	11,458	11,549	11,169	12,652	13,174	13,080	13,269	13,157	13,209	12,797	13,245	13,329	13,001	13,922	13,940	14,344	14,207	14,382	13,663	13,832	14,071	14,890	14,980	15,245	15,608	15,221	13,858	14,081	12,379	13,733	14,267	13,856	14,380	13,205	14,046	14,069	13,284	13,966	14,304	14,639	15,151	14,334	12,941	9,748	10,951	11,265	11,591	11,830	12,468	11,887	12,313	14,690	15,853	16,688	18,255	19,209	19,598	20,208	20,085	19,366	19,885	19,486	20,229	19,538	20,335	19,150	19,467	19,847	18,307	18,658	16,815	18,443	17,860	16,040	18,059	18,611	17,390	19,050	18,610	17,276	16,845	16,514	17,825	19,171	18,248	17,298	16,266	17,730	19,937	19,031	19,654	20,515	19,208	20,107	19,768	22,177	21,761	21,774	21,434	23,501	21,543	21,985	21,144	19,875	19,077	19,878	20,862	21,230	23,028	23,491	23,550	24,212	24,256
Russell 2000 Index Ten [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,121	9,120	9,848	10,003	10,228	10,222	10,832	11,023	11,146	10,616	11,800	12,131	12,179	12,414	12,430	12,566	12,311	12,736	12,831	12,668	13,458	13,573	13,964	13,908	14,271	13,718	13,896	14,016	14,867	14,973	15,234	15,891	15,509	13,824	14,044	12,376	13,768	14,484	14,181	14,662	13,522	14,478	14,561	13,842	14,130	14,502	15,099	15,535	15,037	13,771	10,779	12,259	13,057	13,519	13,893	14,676	14,185	14,482	17,152	18,636	19,573	20,793	21,002	21,443	21,487	21,904	21,113	21,585	20,949	21,840	20,930	21,397	19,337	19,544	19,787	17,826	17,853	16,385	18,095	17,725	16,026	17,790	18,206	17,024	18,684	18,368	17,491	17,176	17,017	18,401	19,526	18,549	17,457	16,267	17,739	19,906	19,132	20,214	20,938	19,464	20,440	20,251	22,309	21,976	22,129	21,810	24,202	22,203	22,785	21,567	20,099	19,634	20,683	21,807	22,185	23,770	24,510	24,953	25,193	25,047
Russell 3000 Index Eleven [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,436	9,433	10,097	10,159	10,341	10,362	10,774	10,801	10,818	10,584	11,058	11,274	11,486	11,913	11,921	12,047	12,171	12,280	12,512	12,536	12,842	13,122	13,521	13,656	14,375	13,846	13,568	13,619	14,004	14,095	14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,874	16,478	16,954	16,935	15,549	13,410	15,187	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,206	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,039	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,835	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
Russell 2000 Value Index Two [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,328	9,392	10,170	10,386	10,576	10,608	11,181	11,458	11,549	11,169	12,652	13,174	13,080	13,269	13,157	13,209	12,797	13,245	13,329	13,001	13,922	13,940	14,344	14,207	14,382	13,663	13,832	14,071	14,890	14,980	15,245	15,608	15,221	13,858	14,081	12,379	13,733	14,267	13,856	14,380	13,205	14,046	14,069	13,284	13,966	14,304	14,639	15,151	14,334	12,941	9,748	10,951	11,265	11,591	11,830	12,468	11,887	12,313	14,690	15,853	16,688	18,255	19,209	19,598	20,208	20,085	19,366	19,885	19,486	20,229	19,538	20,335	19,150	19,467	19,847	18,307	18,658	16,815	18,443	17,860	16,040	18,059	18,611	17,390	19,050	18,610	17,276	16,845	16,514	17,825	19,171	18,248	17,298	16,266	17,730	19,937	19,031	19,654	20,515	19,208	20,107	19,768	22,177	21,761	21,774	21,434	23,501	21,543	21,985	21,144	19,875	19,077	19,878	20,862	21,230	23,028	23,491	23,550	24,212	24,256
Russell 2000 Index Eleven [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,121	9,120	9,848	10,003	10,228	10,222	10,832	11,023	11,146	10,616	11,800	12,131	12,179	12,414	12,430	12,566	12,311	12,736	12,831	12,668	13,458	13,573	13,964	13,908	14,271	13,718	13,896	14,016	14,867	14,973	15,234	15,891	15,509	13,824	14,044	12,376	13,768	14,484	14,181	14,662	13,522	14,478	14,561	13,842	14,130	14,502	15,099	15,535	15,037	13,771	10,779	12,259	13,057	13,519	13,893	14,676	14,185	14,482	17,152	18,636	19,573	20,793	21,002	21,443	21,487	21,904	21,113	21,585	20,949	21,840	20,930	21,397	19,337	19,544	19,787	17,826	17,853	16,385	18,095	17,725	16,026	17,790	18,206	17,024	18,684	18,368	17,491	17,176	17,017	18,401	19,526	18,549	17,457	16,267	17,739	19,906	19,132	20,214	20,938	19,464	20,440	20,251	22,309	21,976	22,129	21,810	24,202	22,203	22,785	21,567	20,099	19,634	20,683	21,807	22,185	23,770	24,510	24,953	25,193	25,047
Russell 3000 Index Twelve [Member]
Account Value [Line Items]
Accumulated Value	1,000,000	943,575	943,271	1,009,683	1,015,940	1,034,116	1,036,242	1,077,368	1,080,116	1,081,814	1,058,408	1,105,774	1,127,351	1,148,570	1,191,287	1,192,098	1,204,734	1,217,063	1,228,046	1,251,201	1,253,612	1,284,185	1,312,208	1,352,054	1,365,567	1,437,547	1,384,560	1,356,766	1,361,923	1,400,370	1,409,528	1,456,305	1,507,447	1,509,942	1,398,761	1,426,776	1,293,987	1,405,055	1,454,470	1,475,708	1,534,635	1,435,326	1,536,139	1,558,974	1,527,193	1,553,997	1,587,450	1,647,792	1,695,370	1,693,518	1,554,864	1,341,042	1,518,650	1,599,865	1,636,441	1,729,364	1,854,647	1,787,117	1,748,545	1,961,261	2,049,495	2,040,379	2,104,155	2,179,574	2,291,930	2,302,392	2,359,167	2,399,062	2,467,478	2,356,767	2,516,142	2,477,843	2,575,418	2,423,890	2,362,834	2,439,475	2,220,551	2,217,574	2,032,055	2,222,698	2,139,748	1,941,331	2,100,532	2,210,172	2,080,759	2,224,066	2,172,084	2,230,164	2,253,925	2,262,694	2,417,203	2,503,852	2,455,518	2,338,552	2,276,560	2,488,845	2,620,858	2,649,904	2,793,345	2,883,451	2,756,574	2,886,814	2,976,182	3,031,507	3,097,499	3,161,573	3,138,356	3,347,132	3,244,826	3,347,260	3,283,113	3,091,607	3,070,866	3,265,516	3,431,413	3,506,982	3,588,140	3,711,972	3,791,527	3,801,940	3,801,166
Russell 2000 Value Index Three [Member]
Account Value [Line Items]
Accumulated Value	1,000,000	932,820	939,183	1,017,028	1,038,569	1,057,608	1,060,824	1,118,059	1,145,845	1,154,876	1,116,917	1,265,164	1,317,408	1,308,005	1,326,929	1,315,696	1,320,877	1,279,743	1,324,512	1,332,892	1,300,133	1,392,186	1,394,014	1,434,352	1,420,665	1,438,170	1,366,264	1,383,161	1,407,137	1,488,997	1,498,014	1,524,463	1,560,775	1,522,050	1,385,774	1,408,117	1,237,911	1,373,311	1,426,689	1,385,555	1,437,952	1,320,502	1,404,606	1,406,867	1,328,353	1,396,560	1,430,388	1,463,875	1,515,129	1,433,404	1,294,117	974,827	1,095,078	1,126,507	1,159,123	1,183,032	1,246,764	1,188,749	1,231,265	1,468,980	1,585,344	1,668,751	1,825,529	1,920,928	1,959,783	2,020,768	2,008,524	1,936,630	1,988,485	1,948,649	2,022,948	1,953,848	2,033,527	1,914,964	1,946,650	1,984,741	1,830,714	1,865,849	1,681,526	1,844,327	1,786,005	1,604,007	1,805,938	1,861,115	1,739,005	1,904,953	1,861,034	1,727,581	1,684,501	1,651,366	1,782,545	1,917,059	1,824,842	1,729,798	1,626,614	1,773,034	1,993,708	1,903,145	1,965,406	2,051,542	1,920,822	2,010,653	1,976,767	2,217,679	2,176,053	2,177,442	2,143,380	2,350,122	2,154,295	2,198,547	2,114,379	1,987,493	1,907,683	1,987,821	2,086,188	2,123,031	2,302,842	2,349,133	2,355,023	2,421,191	2,425,618
Russell 2000 Index Twelve [Member]
Account Value [Line Items]
Accumulated Value	1,000,000	912,066	912,025	984,815	1,000,271	1,022,802	1,022,157	1,083,187	1,102,342	1,114,621	1,061,631	1,180,016	1,213,080	1,217,865	1,241,368	1,242,993	1,256,624	1,231,059	1,273,615	1,283,077	1,266,754	1,345,810	1,357,282	1,396,399	1,390,763	1,427,109	1,371,849	1,389,592	1,401,606	1,486,684	1,497,337	1,523,433	1,589,108	1,550,887	1,382,435	1,404,409	1,237,585	1,376,811	1,448,388	1,418,075	1,466,248	1,352,214	1,447,784	1,456,120	1,384,225	1,413,026	1,450,240	1,509,939	1,553,477	1,503,655	1,377,074	1,077,884	1,225,936	1,305,713	1,351,867	1,389,285	1,467,562	1,418,540	1,448,250	1,715,198	1,863,564	1,957,342	2,079,334	2,100,218	2,144,321	2,148,741	2,190,372	2,111,281	2,158,506	2,094,863	2,183,977	2,092,972	2,139,725	1,933,726	1,954,368	1,978,693	1,782,586	1,785,280	1,638,453	1,809,512	1,772,484	1,602,617	1,779,048	1,820,602	1,702,441	1,868,371	1,836,813	1,749,050	1,717,605	1,701,739	1,840,093	1,952,621	1,854,935	1,745,731	1,626,674	1,773,904	1,990,646	1,913,222	2,021,399	2,093,763	1,946,399	2,044,044	2,025,136	2,230,888	2,197,564	2,212,922	2,180,960	2,420,198	2,220,324	2,278,539	2,156,661	2,009,860	1,963,428	2,068,276	2,180,691	2,218,519	2,377,026	2,450,983	2,495,325	2,519,297	2,504,679
Russell 3000 Index Thirteen [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,436	9,433	10,097	10,159	10,341	10,362	10,774	10,801	10,818	10,584	11,058	11,274	11,486	11,913	11,921	12,047	12,171	12,280	12,512	12,536	12,842	13,122	13,521	13,656	14,375	13,846	13,568	13,619	14,004	14,095	14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,874	16,478	16,954	16,935	15,549	13,410	15,187	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,206	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,039	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,835	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
Russell 2000 Value Index Four [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,328	9,392	10,170	10,386	10,576	10,608	11,181	11,458	11,549	11,169	12,652	13,174	13,080	13,269	13,157	13,209	12,797	13,245	13,329	13,001	13,922	13,940	14,344	14,207	14,382	13,663	13,832	14,071	14,890	14,980	15,245	15,608	15,221	13,858	14,081	12,379	13,733	14,267	13,856	14,380	13,205	14,046	14,069	13,284	13,966	14,304	14,639	15,151	14,334	12,941	9,748	10,951	11,265	11,591	11,830	12,468	11,887	12,313	14,690	15,853	16,688	18,255	19,209	19,598	20,208	20,085	19,366	19,885	19,486	20,229	19,538	20,335	19,150	19,467	19,847	18,307	18,658	16,815	18,443	17,860	16,040	18,059	18,611	17,390	19,050	18,610	17,276	16,845	16,514	17,825	19,171	18,248	17,298	16,266	17,730	19,937	19,031	19,654	20,515	19,208	20,107	19,768	22,177	21,761	21,774	21,434	23,501	21,543	21,985	21,144	19,875	19,077	19,878	20,862	21,230	23,028	23,491	23,550	24,212	24,256
Russell 2000 Index Thirteen [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,121	9,120	9,848	10,003	10,228	10,222	10,832	11,023	11,146	10,616	11,800	12,131	12,179	12,414	12,430	12,566	12,311	12,736	12,831	12,668	13,458	13,573	13,964	13,908	14,271	13,718	13,896	14,016	14,867	14,973	15,234	15,891	15,509	13,824	14,044	12,376	13,768	14,484	14,181	14,662	13,522	14,478	14,561	13,842	14,130	14,502	15,099	15,535	15,037	13,771	10,779	12,259	13,057	13,519	13,893	14,676	14,185	14,482	17,152	18,636	19,573	20,793	21,002	21,443	21,487	21,904	21,113	21,585	20,949	21,840	20,930	21,397	19,337	19,544	19,787	17,826	17,853	16,385	18,095	17,725	16,026	17,790	18,206	17,024	18,684	18,368	17,491	17,176	17,017	18,401	19,526	18,549	17,457	16,267	17,739	19,906	19,132	20,214	20,938	19,464	20,440	20,251	22,309	21,976	22,129	21,810	24,202	22,203	22,785	21,567	20,099	19,634	20,683	21,807	22,185	23,770	24,510	24,953	25,193	25,047
Russell 3000 Index Fourteen [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,436	9,433	10,097	10,159	10,341	10,362	10,774	10,801	10,818	10,584	11,058	11,274	11,486	11,913	11,921	12,047	12,171	12,280	12,512	12,536	12,842	13,122	13,521	13,656	14,375	13,846	13,568	13,619	14,004	14,095	14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,874	16,478	16,954	16,935	15,549	13,410	15,187	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,206	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,039	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,835	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
Russell 2000 Value Index Five [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,328	9,392	10,170	10,386	10,576	10,608	11,181	11,458	11,549	11,169	12,652	13,174	13,080	13,269	13,157	13,209	12,797	13,245	13,329	13,001	13,922	13,940	14,344	14,207	14,382	13,663	13,832	14,071	14,890	14,980	15,245	15,608	15,221	13,858	14,081	12,379	13,733	14,267	13,856	14,380	13,205	14,046	14,069	13,284	13,966	14,304	14,639	15,151	14,334	12,941	9,748	10,951	11,265	11,591	11,830	12,468	11,887	12,313	14,690	15,853	16,688	18,255	19,209	19,598	20,208	20,085	19,366	19,885	19,486	20,229	19,538	20,335	19,150	19,467	19,847	18,307	18,658	16,815	18,443	17,860	16,040	18,059	18,611	17,390	19,050	18,610	17,276	16,845	16,514	17,825	19,171	18,248	17,298	16,266	17,730	19,937	19,031	19,654	20,515	19,208	20,107	19,768	22,177	21,761	21,774	21,434	23,501	21,543	21,985	21,144	19,875	19,077	19,878	20,862	21,230	23,028	23,491	23,550	24,212	24,256
Russell 2000 Index Fourteen [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,121	9,120	9,848	10,003	10,228	10,222	10,832	11,023	11,146	10,616	11,800	12,131	12,179	12,414	12,430	12,566	12,311	12,736	12,831	12,668	13,458	13,573	13,964	13,908	14,271	13,718	13,896	14,016	14,867	14,973	15,234	15,891	15,509	13,824	14,044	12,376	13,768	14,484	14,181	14,662	13,522	14,478	14,561	13,842	14,130	14,502	15,099	15,535	15,037	13,771	10,779	12,259	13,057	13,519	13,893	14,676	14,185	14,482	17,152	18,636	19,573	20,793	21,002	21,443	21,487	21,904	21,113	21,585	20,949	21,840	20,930	21,397	19,337	19,544	19,787	17,826	17,853	16,385	18,095	17,725	16,026	17,790	18,206	17,024	18,684	18,368	17,491	17,176	17,017	18,401	19,526	18,549	17,457	16,267	17,739	19,906	19,132	20,214	20,938	19,464	20,440	20,251	22,309	21,976	22,129	21,810	24,202	22,203	22,785	21,567	20,099	19,634	20,683	21,807	22,185	23,770	24,510	24,953	25,193	25,047
Russell 3000 Index Fifteen [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,436	9,433	10,097	10,159	10,341	10,362	10,774	10,801	10,818	10,584	11,058	11,274	11,486	11,913	11,921	12,047	12,171	12,280	12,512	12,536	12,842	13,122	13,521	13,656	14,375	13,846	13,568	13,619	14,004	14,095	14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,874	16,478	16,954	16,935	15,549	13,410	15,187	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,206	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,039	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,835	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
Russell 2000 Index Fifteen [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,121	9,120	9,848	10,003	10,228	10,222	10,832	11,023	11,146	10,616	11,800	12,131	12,179	12,414	12,430	12,566	12,311	12,736	12,831	12,668	13,458	13,573	13,964	13,908	14,271	13,718	13,896	14,016	14,867	14,973	15,234	15,891	15,509	13,824	14,044	12,376	13,768	14,484	14,181	14,662	13,522	14,478	14,561	13,842	14,130	14,502	15,099	15,535	15,037	13,771	10,779	12,259	13,057	13,519	13,893	14,676	14,185	14,482	17,152	18,636	19,573	20,793	21,002	21,443	21,487	21,904	21,113	21,585	20,949	21,840	20,930	21,397	19,337	19,544	19,787	17,826	17,853	16,385	18,095	17,725	16,026	17,790	18,206	17,024	18,684	18,368	17,491	17,176	17,017	18,401	19,526	18,549	17,457	16,267	17,739	19,906	19,132	20,214	20,938	19,464	20,440	20,251	22,309	21,976	22,129	21,810	24,202	22,203	22,785	21,567	20,099	19,634	20,683	21,807	22,185	23,770	24,510	24,953	25,193	25,047
Russell 3000 Index Sixteen [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,436	9,433	10,097	10,159	10,341	10,362	10,774	10,801	10,818	10,584	11,058	11,274	11,486	11,913	11,921	12,047	12,171	12,280	12,512	12,536	12,842	13,122	13,521	13,656	14,375	13,846	13,568	13,619	14,004	14,095	14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,874	16,478	16,954	16,935	15,549	13,410	15,187	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,206	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,039	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,835	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
Russell 2000 Index Sixteen [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,121	9,120	9,848	10,003	10,228	10,222	10,832	11,023	11,146	10,616	11,800	12,131	12,179	12,414	12,430	12,566	12,311	12,736	12,831	12,668	13,458	13,573	13,964	13,908	14,271	13,718	13,896	14,016	14,867	14,973	15,234	15,891	15,509	13,824	14,044	12,376	13,768	14,484	14,181	14,662	13,522	14,478	14,561	13,842	14,130	14,502	15,099	15,535	15,037	13,771	10,779	12,259	13,057	13,519	13,893	14,676	14,185	14,482	17,152	18,636	19,573	20,793	21,002	21,443	21,487	21,904	21,113	21,585	20,949	21,840	20,930	21,397	19,337	19,544	19,787	17,826	17,853	16,385	18,095	17,725	16,026	17,790	18,206	17,024	18,684	18,368	17,491	17,176	17,017	18,401	19,526	18,549	17,457	16,267	17,739	19,906	19,132	20,214	20,938	19,464	20,440	20,251	22,309	21,976	22,129	21,810	24,202	22,203	22,785	21,567	20,099	19,634	20,683	21,807	22,185	23,770	24,510	24,953	25,193	25,047
Russell 3000 Index Seventeen [Member]
Account Value [Line Items]
Accumulated Value	1,000,000	943,575	943,271	1,009,683	1,015,940	1,034,116	1,036,242	1,077,368	1,080,116	1,081,814	1,058,408	1,105,774	1,127,351	1,148,570	1,191,287	1,192,098	1,204,734	1,217,063	1,228,046	1,251,201	1,253,612	1,284,185	1,312,208	1,352,054	1,365,567	1,437,547	1,384,560	1,356,766	1,361,923	1,400,370	1,409,528	1,456,305	1,507,447	1,509,942	1,398,761	1,426,776	1,293,987	1,405,055	1,454,470	1,475,708	1,534,635	1,435,326	1,536,139	1,558,974	1,527,193	1,553,997	1,587,450	1,647,792	1,695,370	1,693,518	1,554,864	1,341,042	1,518,650	1,599,865	1,636,441	1,729,364	1,854,647	1,787,117	1,748,545	1,961,261	2,049,495	2,040,379	2,104,155	2,179,574	2,291,930	2,302,392	2,359,167	2,399,062	2,467,478	2,356,767	2,516,142	2,477,843	2,575,418	2,423,890	2,362,834	2,439,475	2,220,551	2,217,574	2,032,055	2,222,698	2,139,748	1,941,331	2,100,532	2,210,172	2,080,759	2,224,066	2,172,084	2,230,164	2,253,925	2,262,694	2,417,203	2,503,852	2,455,518	2,338,552	2,276,560	2,488,845	2,620,858	2,649,904	2,793,345	2,883,451	2,756,574	2,886,814	2,976,182	3,031,507	3,097,499	3,161,573	3,138,356	3,347,132	3,244,826	3,347,260	3,283,113	3,091,607	3,070,866	3,265,516	3,431,413	3,506,982	3,588,140	3,711,972	3,791,527	3,801,940	3,801,166
Russell 2000 Index Seventeen [Member]
Account Value [Line Items]
Accumulated Value	1,000,000	912,066	912,025	984,815	1,000,271	1,022,802	1,022,157	1,083,187	1,102,342	1,114,621	1,061,631	1,180,016	1,213,080	1,217,865	1,241,368	1,242,993	1,256,624	1,231,059	1,273,615	1,283,077	1,266,754	1,345,810	1,357,282	1,396,399	1,390,763	1,427,109	1,371,849	1,389,592	1,401,606	1,486,684	1,497,337	1,523,433	1,589,108	1,550,887	1,382,435	1,404,409	1,237,585	1,376,811	1,448,388	1,418,075	1,466,248	1,352,214	1,447,784	1,456,120	1,384,225	1,413,026	1,450,240	1,509,939	1,553,477	1,503,655	1,377,074	1,077,884	1,225,936	1,305,713	1,351,867	1,389,285	1,467,562	1,418,540	1,448,250	1,715,198	1,863,564	1,957,342	2,079,334	2,100,218	2,144,321	2,148,741	2,190,372	2,111,281	2,158,506	2,094,863	2,183,977	2,092,972	2,139,725	1,933,726	1,954,368	1,978,693	1,782,586	1,785,280	1,638,453	1,809,512	1,772,484	1,602,617	1,779,048	1,820,602	1,702,441	1,868,371	1,836,813	1,749,050	1,717,605	1,701,739	1,840,093	1,952,621	1,854,935	1,745,731	1,626,674	1,773,904	1,990,646	1,913,222	2,021,399	2,093,763	1,946,399	2,044,044	2,025,136	2,230,888	2,197,564	2,212,922	2,180,960	2,420,198	2,220,324	2,278,539	2,156,661	2,009,860	1,963,428	2,068,276	2,180,691	2,218,519	2,377,026	2,450,983	2,495,325	2,519,297	2,504,679
Russell 3000 Index Eighteen [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,436	9,433	10,097	10,159	10,341	10,362	10,774	10,801	10,818	10,584	11,058	11,274	11,486	11,913	11,921	12,047	12,171	12,280	12,512	12,536	12,842	13,122	13,521	13,656	14,375	13,846	13,568	13,619	14,004	14,095	14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,874	16,478	16,954	16,935	15,549	13,410	15,187	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,206	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,039	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,835	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
Russell 2000 Index Eighteen [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,121	9,120	9,848	10,003	10,228	10,222	10,832	11,023	11,146	10,616	11,800	12,131	12,179	12,414	12,430	12,566	12,311	12,736	12,831	12,668	13,458	13,573	13,964	13,908	14,271	13,718	13,896	14,016	14,867	14,973	15,234	15,891	15,509	13,824	14,044	12,376	13,768	14,484	14,181	14,662	13,522	14,478	14,561	13,842	14,130	14,502	15,099	15,535	15,037	13,771	10,779	12,259	13,057	13,519	13,893	14,676	14,185	14,482	17,152	18,636	19,573	20,793	21,002	21,443	21,487	21,904	21,113	21,585	20,949	21,840	20,930	21,397	19,337	19,544	19,787	17,826	17,853	16,385	18,095	17,725	16,026	17,790	18,206	17,024	18,684	18,368	17,491	17,176	17,017	18,401	19,526	18,549	17,457	16,267	17,739	19,906	19,132	20,214	20,938	19,464	20,440	20,251	22,309	21,976	22,129	21,810	24,202	22,203	22,785	21,567	20,099	19,634	20,683	21,807	22,185	23,770	24,510	24,953	25,193	25,047
Russell 3000 Index Nineteen [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,436	9,433	10,097	10,159	10,341	10,362	10,774	10,801	10,818	10,584	11,058	11,274	11,486	11,913	11,921	12,047	12,171	12,280	12,512	12,536	12,842	13,122	13,521	13,656	14,375	13,846	13,568	13,619	14,004	14,095	14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,874	16,478	16,954	16,935	15,549	13,410	15,187	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,206	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,039	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,835	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
Russell 2000 Value Index Six [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,328	9,392	10,170	10,386	10,576	10,608	11,181	11,458	11,549	11,169	12,652	13,174	13,080	13,269	13,157	13,209	12,797	13,245	13,329	13,001	13,922	13,940	14,344	14,207	14,382	13,663	13,832	14,071	14,890	14,980	15,245	15,608	15,221	13,858	14,081	12,379	13,733	14,267	13,856	14,380	13,205	14,046	14,069	13,284	13,966	14,304	14,639	15,151	14,334	12,941	9,748	10,951	11,265	11,591	11,830	12,468	11,887	12,313	14,690	15,853	16,688	18,255	19,209	19,598	20,208	20,085	19,366	19,885	19,486	20,229	19,538	20,335	19,150	19,467	19,847	18,307	18,658	16,815	18,443	17,860	16,040	18,059	18,611	17,390	19,050	18,610	17,276	16,845	16,514	17,825	19,171	18,248	17,298	16,266	17,730	19,937	19,031	19,654	20,515	19,208	20,107	19,768	22,177	21,761	21,774	21,434	23,501	21,543	21,985	21,144	19,875	19,077	19,878	20,862	21,230	23,028	23,491	23,550	24,212	24,256
Russell 2000 Index Nineteen [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,121	9,120	9,848	10,003	10,228	10,222	10,832	11,023	11,146	10,616	11,800	12,131	12,179	12,414	12,430	12,566	12,311	12,736	12,831	12,668	13,458	13,573	13,964	13,908	14,271	13,718	13,896	14,016	14,867	14,973	15,234	15,891	15,509	13,824	14,044	12,376	13,768	14,484	14,181	14,662	13,522	14,478	14,561	13,842	14,130	14,502	15,099	15,535	15,037	13,771	10,779	12,259	13,057	13,519	13,893	14,676	14,185	14,482	17,152	18,636	19,573	20,793	21,002	21,443	21,487	21,904	21,113	21,585	20,949	21,840	20,930	21,397	19,337	19,544	19,787	17,826	17,853	16,385	18,095	17,725	16,026	17,790	18,206	17,024	18,684	18,368	17,491	17,176	17,017	18,401	19,526	18,549	17,457	16,267	17,739	19,906	19,132	20,214	20,938	19,464	20,440	20,251	22,309	21,976	22,129	21,810	24,202	22,203	22,785	21,567	20,099	19,634	20,683	21,807	22,185	23,770	24,510	24,953	25,193	25,047
Russell 3000 Index Twenty [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,436	9,433	10,097	10,159	10,341	10,362	10,774	10,801	10,818	10,584	11,058	11,274	11,486	11,913	11,921	12,047	12,171	12,280	12,512	12,536	12,842	13,122	13,521	13,656	14,375	13,846	13,568	13,619	14,004	14,095	14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,874	16,478	16,954	16,935	15,549	13,410	15,187	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,206	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,039	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,835	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
Russell 2000 Value Index Seven [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,328	9,392	10,170	10,386	10,576	10,608	11,181	11,458	11,549	11,169	12,652	13,174	13,080	13,269	13,157	13,209	12,797	13,245	13,329	13,001	13,922	13,940	14,344	14,207	14,382	13,663	13,832	14,071	14,890	14,980	15,245	15,608	15,221	13,858	14,081	12,379	13,733	14,267	13,856	14,380	13,205	14,046	14,069	13,284	13,966	14,304	14,639	15,151	14,334	12,941	9,748	10,951	11,265	11,591	11,830	12,468	11,887	12,313	14,690	15,853	16,688	18,255	19,209	19,598	20,208	20,085	19,366	19,885	19,486	20,229	19,538	20,335	19,150	19,467	19,847	18,307	18,658	16,815	18,443	17,860	16,040	18,059	18,611	17,390	19,050	18,610	17,276	16,845	16,514	17,825	19,171	18,248	17,298	16,266	17,730	19,937	19,031	19,654	20,515	19,208	20,107	19,768	22,177	21,761	21,774	21,434	23,501	21,543	21,985	21,144	19,875	19,077	19,878	20,862	21,230	23,028	23,491	23,550	24,212	24,256
Russell 2000 Index Twenty [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,121	9,120	9,848	10,003	10,228	10,222	10,832	11,023	11,146	10,616	11,800	12,131	12,179	12,414	12,430	12,566	12,311	12,736	12,831	12,668	13,458	13,573	13,964	13,908	14,271	13,718	13,896	14,016	14,867	14,973	15,234	15,891	15,509	13,824	14,044	12,376	13,768	14,484	14,181	14,662	13,522	14,478	14,561	13,842	14,130	14,502	15,099	15,535	15,037	13,771	10,779	12,259	13,057	13,519	13,893	14,676	14,185	14,482	17,152	18,636	19,573	20,793	21,002	21,443	21,487	21,904	21,113	21,585	20,949	21,840	20,930	21,397	19,337	19,544	19,787	17,826	17,853	16,385	18,095	17,725	16,026	17,790	18,206	17,024	18,684	18,368	17,491	17,176	17,017	18,401	19,526	18,549	17,457	16,267	17,739	19,906	19,132	20,214	20,938	19,464	20,440	20,251	22,309	21,976	22,129	21,810	24,202	22,203	22,785	21,567	20,099	19,634	20,683	21,807	22,185	23,770	24,510	24,953	25,193	25,047
Russell 3000 Index Twenty One [Member]
Account Value [Line Items]
Accumulated Value	1,000,000	943,575	943,271	1,009,683	1,015,940	1,034,116	1,036,242	1,077,368	1,080,116	1,081,814	1,058,408	1,105,774	1,127,351	1,148,570	1,191,287	1,192,098	1,204,734	1,217,063	1,228,046	1,251,201	1,253,612	1,284,185	1,312,208	1,352,054	1,365,567	1,437,547	1,384,560	1,356,766	1,361,923	1,400,370	1,409,528	1,456,305	1,507,447	1,509,942	1,398,761	1,426,776	1,293,987	1,405,055	1,454,470	1,475,708	1,534,635	1,435,326	1,536,139	1,558,974	1,527,193	1,553,997	1,587,450	1,647,792	1,695,370	1,693,518	1,554,864	1,341,042	1,518,650	1,599,865	1,636,441	1,729,364	1,854,647	1,787,117	1,748,545	1,961,261	2,049,495	2,040,379	2,104,155	2,179,574	2,291,930	2,302,392	2,359,167	2,399,062	2,467,478	2,356,767	2,516,142	2,477,843	2,575,418	2,423,890	2,362,834	2,439,475	2,220,551	2,217,574	2,032,055	2,222,698	2,139,748	1,941,331	2,100,532	2,210,172	2,080,759	2,224,066	2,172,084	2,230,164	2,253,925	2,262,694	2,417,203	2,503,852	2,455,518	2,338,552	2,276,560	2,488,845	2,620,858	2,649,904	2,793,345	2,883,451	2,756,574	2,886,814	2,976,182	3,031,507	3,097,499	3,161,573	3,138,356	3,347,132	3,244,826	3,347,260	3,283,113	3,091,607	3,070,866	3,265,516	3,431,413	3,506,982	3,588,140	3,711,972	3,791,527	3,801,940	3,801,166
Russell 2000 Value Index Eight [Member]
Account Value [Line Items]
Accumulated Value	1,000,000	932,820	939,183	1,017,028	1,038,569	1,057,608	1,060,824	1,118,059	1,145,845	1,154,876	1,116,917	1,265,164	1,317,408	1,308,005	1,326,929	1,315,696	1,320,877	1,279,743	1,324,512	1,332,892	1,300,133	1,392,186	1,394,014	1,434,352	1,420,665	1,438,170	1,366,264	1,383,161	1,407,137	1,488,997	1,498,014	1,524,463	1,560,775	1,522,050	1,385,774	1,408,117	1,237,911	1,373,311	1,426,689	1,385,555	1,437,952	1,320,502	1,404,606	1,406,867	1,328,353	1,396,560	1,430,388	1,463,875	1,515,129	1,433,404	1,294,117	974,827	1,095,078	1,126,507	1,159,123	1,183,032	1,246,764	1,188,749	1,231,265	1,468,980	1,585,344	1,668,751	1,825,529	1,920,928	1,959,783	2,020,768	2,008,524	1,936,630	1,988,485	1,948,649	2,022,948	1,953,848	2,033,527	1,914,964	1,946,650	1,984,741	1,830,714	1,865,849	1,681,526	1,844,327	1,786,005	1,604,007	1,805,938	1,861,115	1,739,005	1,904,953	1,861,034	1,727,581	1,684,501	1,651,366	1,782,545	1,917,059	1,824,842	1,729,798	1,626,614	1,773,034	1,993,708	1,903,145	1,965,406	2,051,542	1,920,822	2,010,653	1,976,767	2,217,679	2,176,053	2,177,442	2,143,380	2,350,122	2,154,295	2,198,547	2,114,379	1,987,493	1,907,683	1,987,821	2,086,188	2,123,031	2,302,842	2,349,133	2,355,023	2,421,191	2,425,618
Russell 2000 Index Twenty One [Member]
Account Value [Line Items]
Accumulated Value	1,000,000	912,066	912,025	984,815	1,000,271	1,022,802	1,022,157	1,083,187	1,102,342	1,114,621	1,061,631	1,180,016	1,213,080	1,217,865	1,241,368	1,242,993	1,256,624	1,231,059	1,273,615	1,283,077	1,266,754	1,345,810	1,357,282	1,396,399	1,390,763	1,427,109	1,371,849	1,389,592	1,401,606	1,486,684	1,497,337	1,523,433	1,589,108	1,550,887	1,382,435	1,404,409	1,237,585	1,376,811	1,448,388	1,418,075	1,466,248	1,352,214	1,447,784	1,456,120	1,384,225	1,413,026	1,450,240	1,509,939	1,553,477	1,503,655	1,377,074	1,077,884	1,225,936	1,305,713	1,351,867	1,389,285	1,467,562	1,418,540	1,448,250	1,715,198	1,863,564	1,957,342	2,079,334	2,100,218	2,144,321	2,148,741	2,190,372	2,111,281	2,158,506	2,094,863	2,183,977	2,092,972	2,139,725	1,933,726	1,954,368	1,978,693	1,782,586	1,785,280	1,638,453	1,809,512	1,772,484	1,602,617	1,779,048	1,820,602	1,702,441	1,868,371	1,836,813	1,749,050	1,717,605	1,701,739	1,840,093	1,952,621	1,854,935	1,745,731	1,626,674	1,773,904	1,990,646	1,913,222	2,021,399	2,093,763	1,946,399	2,044,044	2,025,136	2,230,888	2,197,564	2,212,922	2,180,960	2,420,198	2,220,324	2,278,539	2,156,661	2,009,860	1,963,428	2,068,276	2,180,691	2,218,519	2,377,026	2,450,983	2,495,325	2,519,297	2,504,679
Russell 3000 Index Twenty Three [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,436	9,433	10,097	10,159	10,341	10,362	10,774	10,801	10,818	10,584	11,058	11,274	11,486	11,913	11,921	12,047	12,171	12,280	12,512	12,536	12,842	13,122	13,521	13,656	14,375	13,846	13,568	13,619	14,004	14,095	14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,874	16,478	16,954	16,935	15,549	13,410	15,187	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,206	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,039	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,835	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
Russell 2000 Value Index Ten [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,328	9,392	10,170	10,386	10,576	10,608	11,181	11,458	11,549	11,169	12,652	13,174	13,080	13,269	13,157	13,209	12,797	13,245	13,329	13,001	13,922	13,940	14,344	14,207	14,382	13,663	13,832	14,071	14,890	14,980	15,245	15,608	15,221	13,858	14,081	12,379	13,733	14,267	13,856	14,380	13,205	14,046	14,069	13,284	13,966	14,304	14,639	15,151	14,334	12,941	9,748	10,951	11,265	11,591	11,830	12,468	11,887	12,313	14,690	15,853	16,688	18,255	19,209	19,598	20,208	20,085	19,366	19,885	19,486	20,229	19,538	20,335	19,150	19,467	19,847	18,307	18,658	16,815	18,443	17,860	16,040	18,059	18,611	17,390	19,050	18,610	17,276	16,845	16,514	17,825	19,171	18,248	17,298	16,266	17,730	19,937	19,031	19,654	20,515	19,208	20,107	19,768	22,177	21,761	21,774	21,434	23,501	21,543	21,985	21,144	19,875	19,077	19,878	20,862	21,230	23,028	23,491	23,550	24,212	24,256
Russell 2000 Index Twenty Three [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,121	9,120	9,848	10,003	10,228	10,222	10,832	11,023	11,146	10,616	11,800	12,131	12,179	12,414	12,430	12,566	12,311	12,736	12,831	12,668	13,458	13,573	13,964	13,908	14,271	13,718	13,896	14,016	14,867	14,973	15,234	15,891	15,509	13,824	14,044	12,376	13,768	14,484	14,181	14,662	13,522	14,478	14,561	13,842	14,130	14,502	15,099	15,535	15,037	13,771	10,779	12,259	13,057	13,519	13,893	14,676	14,185	14,482	17,152	18,636	19,573	20,793	21,002	21,443	21,487	21,904	21,113	21,585	20,949	21,840	20,930	21,397	19,337	19,544	19,787	17,826	17,853	16,385	18,095	17,725	16,026	17,790	18,206	17,024	18,684	18,368	17,491	17,176	17,017	18,401	19,526	18,549	17,457	16,267	17,739	19,906	19,132	20,214	20,938	19,464	20,440	20,251	22,309	21,976	22,129	21,810	24,202	22,203	22,785	21,567	20,099	19,634	20,683	21,807	22,185	23,770	24,510	24,953	25,193	25,047
Russell 3000 Index Twenty Four [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,436	9,433	10,097	10,159	10,341	10,362	10,774	10,801	10,818	10,584	11,058	11,274	11,486	11,913	11,921	12,047	12,171	12,280	12,512	12,536	12,842	13,122	13,521	13,656	14,375	13,846	13,568	13,619	14,004	14,095	14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,874	16,478	16,954	16,935	15,549	13,410	15,187	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,206	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,039	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,835	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
Russell 2000 Value Index Eleven [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,328	9,392	10,170	10,386	10,576	10,608	11,181	11,458	11,549	11,169	12,652	13,174	13,080	13,269	13,157	13,209	12,797	13,245	13,329	13,001	13,922	13,940	14,344	14,207	14,382	13,663	13,832	14,071	14,890	14,980	15,245	15,608	15,221	13,858	14,081	12,379	13,733	14,267	13,856	14,380	13,205	14,046	14,069	13,284	13,966	14,304	14,639	15,151	14,334	12,941	9,748	10,951	11,265	11,591	11,830	12,468	11,887	12,313	14,690	15,853	16,688	18,255	19,209	19,598	20,208	20,085	19,366	19,885	19,486	20,229	19,538	20,335	19,150	19,467	19,847	18,307	18,658	16,815	18,443	17,860	16,040	18,059	18,611	17,390	19,050	18,610	17,276	16,845	16,514	17,825	19,171	18,248	17,298	16,266	17,730	19,937	19,031	19,654	20,515	19,208	20,107	19,768	22,177	21,761	21,774	21,434	23,501	21,543	21,985	21,144	19,875	19,077	19,878	20,862	21,230	23,028	23,491	23,550	24,212	24,256
Russell 2000 Index Twenty Four [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,121	9,120	9,848	10,003	10,228	10,222	10,832	11,023	11,146	10,616	11,800	12,131	12,179	12,414	12,430	12,566	12,311	12,736	12,831	12,668	13,458	13,573	13,964	13,908	14,271	13,718	13,896	14,016	14,867	14,973	15,234	15,891	15,509	13,824	14,044	12,376	13,768	14,484	14,181	14,662	13,522	14,478	14,561	13,842	14,130	14,502	15,099	15,535	15,037	13,771	10,779	12,259	13,057	13,519	13,893	14,676	14,185	14,482	17,152	18,636	19,573	20,793	21,002	21,443	21,487	21,904	21,113	21,585	20,949	21,840	20,930	21,397	19,337	19,544	19,787	17,826	17,853	16,385	18,095	17,725	16,026	17,790	18,206	17,024	18,684	18,368	17,491	17,176	17,017	18,401	19,526	18,549	17,457	16,267	17,739	19,906	19,132	20,214	20,938	19,464	20,440	20,251	22,309	21,976	22,129	21,810	24,202	22,203	22,785	21,567	20,099	19,634	20,683	21,807	22,185	23,770	24,510	24,953	25,193	25,047
Russell 3000 Index Twenty Five [Member]
Account Value [Line Items]
Accumulated Value	1,000,000	943,575	943,271	1,009,683	1,015,940	1,034,116	1,036,242	1,077,368	1,080,116	1,081,814	1,058,408	1,105,774	1,127,351	1,148,570	1,191,287	1,192,098	1,204,734	1,217,063	1,228,046	1,251,201	1,253,612	1,284,185	1,312,208	1,352,054	1,365,567	1,437,547	1,384,560	1,356,766	1,361,923	1,400,370	1,409,528	1,456,305	1,507,447	1,509,942	1,398,761	1,426,776	1,293,987	1,405,055	1,454,470	1,475,708	1,534,635	1,435,326	1,536,139	1,558,974	1,527,193	1,553,997	1,587,450	1,647,792	1,695,370	1,693,518	1,554,864	1,341,042	1,518,650	1,599,865	1,636,441	1,729,364	1,854,647	1,787,117	1,748,545	1,961,261	2,049,495	2,040,379	2,104,155	2,179,574	2,291,930	2,302,392	2,359,167	2,399,062	2,467,478	2,356,767	2,516,142	2,477,843	2,575,418	2,423,890	2,362,834	2,439,475	2,220,551	2,217,574	2,032,055	2,222,698	2,139,748	1,941,331	2,100,532	2,210,172	2,080,759	2,224,066	2,172,084	2,230,164	2,253,925	2,262,694	2,417,203	2,503,852	2,455,518	2,338,552	2,276,560	2,488,845	2,620,858	2,649,904	2,793,345	2,883,451	2,756,574	2,886,814	2,976,182	3,031,507	3,097,499	3,161,573	3,138,356	3,347,132	3,244,826	3,347,260	3,283,113	3,091,607	3,070,866	3,265,516	3,431,413	3,506,982	3,588,140	3,711,972	3,791,527	3,801,940	3,801,166
Russell 2000 Value Index Twelve [Member]
Account Value [Line Items]
Accumulated Value	1,000,000	932,820	939,183	1,017,028	1,038,569	1,057,608	1,060,824	1,118,059	1,145,845	1,154,876	1,116,917	1,265,164	1,317,408	1,308,005	1,326,929	1,315,696	1,320,877	1,279,743	1,324,512	1,332,892	1,300,133	1,392,186	1,394,014	1,434,352	1,420,665	1,438,170	1,366,264	1,383,161	1,407,137	1,488,997	1,498,014	1,524,463	1,560,775	1,522,050	1,385,774	1,408,117	1,237,911	1,373,311	1,426,689	1,385,555	1,437,952	1,320,502	1,404,606	1,406,867	1,328,353	1,396,560	1,430,388	1,463,875	1,515,129	1,433,404	1,294,117	974,827	1,095,078	1,126,507	1,159,123	1,183,032	1,246,764	1,188,749	1,231,265	1,468,980	1,585,344	1,668,751	1,825,529	1,920,928	1,959,783	2,020,768	2,008,524	1,936,630	1,988,485	1,948,649	2,022,948	1,953,848	2,033,527	1,914,964	1,946,650	1,984,741	1,830,714	1,865,849	1,681,526	1,844,327	1,786,005	1,604,007	1,805,938	1,861,115	1,739,005	1,904,953	1,861,034	1,727,581	1,684,501	1,651,366	1,782,545	1,917,059	1,824,842	1,729,798	1,626,614	1,773,034	1,993,708	1,903,145	1,965,406	2,051,542	1,920,822	2,010,653	1,976,767	2,217,679	2,176,053	2,177,442	2,143,380	2,350,122	2,154,295	2,198,547	2,114,379	1,987,493	1,907,683	1,987,821	2,086,188	2,123,031	2,302,842	2,349,133	2,355,023	2,421,191	2,425,618
Russell 2000 Index Twenty Five [Member]
Account Value [Line Items]
Accumulated Value	1,000,000	912,066	912,025	984,815	1,000,271	1,022,802	1,022,157	1,083,187	1,102,342	1,114,621	1,061,631	1,180,016	1,213,080	1,217,865	1,241,368	1,242,993	1,256,624	1,231,059	1,273,615	1,283,077	1,266,754	1,345,810	1,357,282	1,396,399	1,390,763	1,427,109	1,371,849	1,389,592	1,401,606	1,486,684	1,497,337	1,523,433	1,589,108	1,550,887	1,382,435	1,404,409	1,237,585	1,376,811	1,448,388	1,418,075	1,466,248	1,352,214	1,447,784	1,456,120	1,384,225	1,413,026	1,450,240	1,509,939	1,553,477	1,503,655	1,377,074	1,077,884	1,225,936	1,305,713	1,351,867	1,389,285	1,467,562	1,418,540	1,448,250	1,715,198	1,863,564	1,957,342	2,079,334	2,100,218	2,144,321	2,148,741	2,190,372	2,111,281	2,158,506	2,094,863	2,183,977	2,092,972	2,139,725	1,933,726	1,954,368	1,978,693	1,782,586	1,785,280	1,638,453	1,809,512	1,772,484	1,602,617	1,779,048	1,820,602	1,702,441	1,868,371	1,836,813	1,749,050	1,717,605	1,701,739	1,840,093	1,952,621	1,854,935	1,745,731	1,626,674	1,773,904	1,990,646	1,913,222	2,021,399	2,093,763	1,946,399	2,044,044	2,025,136	2,230,888	2,197,564	2,212,922	2,180,960	2,420,198	2,220,324	2,278,539	2,156,661	2,009,860	1,963,428	2,068,276	2,180,691	2,218,519	2,377,026	2,450,983	2,495,325	2,519,297	2,504,679
Russell 3000 Index Twenty Six [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,436	9,433	10,097	10,159	10,341	10,362	10,774	10,801	10,818	10,584	11,058	11,274	11,486	11,913	11,921	12,047	12,171	12,280	12,512	12,536	12,842	13,122	13,521	13,656	14,375	13,846	13,568	13,619	14,004	14,095	14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,874	16,478	16,954	16,935	15,549	13,410	15,187	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,206	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,039	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,835	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
Russell 2000 Value Index Thirteen [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,328	9,392	10,170	10,386	10,576	10,608	11,181	11,458	11,549	11,169	12,652	13,174	13,080	13,269	13,157	13,209	12,797	13,245	13,329	13,001	13,922	13,940	14,344	14,207	14,382	13,663	13,832	14,071	14,890	14,980	15,245	15,608	15,221	13,858	14,081	12,379	13,733	14,267	13,856	14,380	13,205	14,046	14,069	13,284	13,966	14,304	14,639	15,151	14,334	12,941	9,748	10,951	11,265	11,591	11,830	12,468	11,887	12,313	14,690	15,853	16,688	18,255	19,209	19,598	20,208	20,085	19,366	19,885	19,486	20,229	19,538	20,335	19,150	19,467	19,847	18,307	18,658	16,815	18,443	17,860	16,040	18,059	18,611	17,390	19,050	18,610	17,276	16,845	16,514	17,825	19,171	18,248	17,298	16,266	17,730	19,937	19,031	19,654	20,515	19,208	20,107	19,768	22,177	21,761	21,774	21,434	23,501	21,543	21,985	21,144	19,875	19,077	19,878	20,862	21,230	23,028	23,491	23,550	24,212	24,256
Russell 2000 Index Twenty Six [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,121	9,120	9,848	10,003	10,228	10,222	10,832	11,023	11,146	10,616	11,800	12,131	12,179	12,414	12,430	12,566	12,311	12,736	12,831	12,668	13,458	13,573	13,964	13,908	14,271	13,718	13,896	14,016	14,867	14,973	15,234	15,891	15,509	13,824	14,044	12,376	13,768	14,484	14,181	14,662	13,522	14,478	14,561	13,842	14,130	14,502	15,099	15,535	15,037	13,771	10,779	12,259	13,057	13,519	13,893	14,676	14,185	14,482	17,152	18,636	19,573	20,793	21,002	21,443	21,487	21,904	21,113	21,585	20,949	21,840	20,930	21,397	19,337	19,544	19,787	17,826	17,853	16,385	18,095	17,725	16,026	17,790	18,206	17,024	18,684	18,368	17,491	17,176	17,017	18,401	19,526	18,549	17,457	16,267	17,739	19,906	19,132	20,214	20,938	19,464	20,440	20,251	22,309	21,976	22,129	21,810	24,202	22,203	22,785	21,567	20,099	19,634	20,683	21,807	22,185	23,770	24,510	24,953	25,193	25,047
Russell 3000 Index Twenty Seven [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,436	9,433	10,097	10,159	10,341	10,362	10,774	10,801	10,818	10,584	11,058	11,274	11,486	11,913	11,921	12,047	12,171	12,280	12,512	12,536	12,842	13,122	13,521	13,656	14,375	13,846	13,568	13,619	14,004	14,095	14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,874	16,478	16,954	16,935	15,549	13,410	15,187	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,206	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,039	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,835	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
Russell 2000 Value Index Fourteen [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,328	9,392	10,170	10,386	10,576	10,608	11,181	11,458	11,549	11,169	12,652	13,174	13,080	13,269	13,157	13,209	12,797	13,245	13,329	13,001	13,922	13,940	14,344	14,207	14,382	13,663	13,832	14,071	14,890	14,980	15,245	15,608	15,221	13,858	14,081	12,379	13,733	14,267	13,856	14,380	13,205	14,046	14,069	13,284	13,966	14,304	14,639	15,151	14,334	12,941	9,748	10,951	11,265	11,591	11,830	12,468	11,887	12,313	14,690	15,853	16,688	18,255	19,209	19,598	20,208	20,085	19,366	19,885	19,486	20,229	19,538	20,335	19,150	19,467	19,847	18,307	18,658	16,815	18,443	17,860	16,040	18,059	18,611	17,390	19,050	18,610	17,276	16,845	16,514	17,825	19,171	18,248	17,298	16,266	17,730	19,937	19,031	19,654	20,515	19,208	20,107	19,768	22,177	21,761	21,774	21,434	23,501	21,543	21,985	21,144	19,875	19,077	19,878	20,862	21,230	23,028	23,491	23,550	24,212	24,256
Russell 2000 Index Twenty Seven [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,121	9,120	9,848	10,003	10,228	10,222	10,832	11,023	11,146	10,616	11,800	12,131	12,179	12,414	12,430	12,566	12,311	12,736	12,831	12,668	13,458	13,573	13,964	13,908	14,271	13,718	13,896	14,016	14,867	14,973	15,234	15,891	15,509	13,824	14,044	12,376	13,768	14,484	14,181	14,662	13,522	14,478	14,561	13,842	14,130	14,502	15,099	15,535	15,037	13,771	10,779	12,259	13,057	13,519	13,893	14,676	14,185	14,482	17,152	18,636	19,573	20,793	21,002	21,443	21,487	21,904	21,113	21,585	20,949	21,840	20,930	21,397	19,337	19,544	19,787	17,826	17,853	16,385	18,095	17,725	16,026	17,790	18,206	17,024	18,684	18,368	17,491	17,176	17,017	18,401	19,526	18,549	17,457	16,267	17,739	19,906	19,132	20,214	20,938	19,464	20,440	20,251	22,309	21,976	22,129	21,810	24,202	22,203	22,785	21,567	20,099	19,634	20,683	21,807	22,185	23,770	24,510	24,953	25,193	25,047
Russell 3000 Index Twenty Eight [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,436	9,433	10,097	10,159	10,341	10,362	10,774	10,801	10,818	10,584	11,058	11,274	11,486	11,913	11,921	12,047	12,171	12,280	12,512	12,536	12,842	13,122	13,521	13,656	14,375	13,846	13,568	13,619	14,004	14,095	14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,874	16,478	16,954	16,935	15,549	13,410	15,187	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,206	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,039	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,835	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
Russell 2000 Growth Index One [Member]
Account Value [Line Items]
Accumulated Value	10,000	8,917	8,853	9,532	9,627	9,886	9,841	10,484	10,596	10,748	10,080	10,982	11,132	11,313	11,590	11,727	11,943	11,835	12,242	12,346	12,332	13,003	13,205	13,584	13,599	14,129	13,727	13,912	13,926	14,802	14,918	15,175	16,119	15,742	13,750	13,965	12,334	13,758	14,646	14,448	14,888	13,784	14,845	14,990	14,343	14,226	14,630	15,492	15,847	15,672	14,541	11,764	13,516	14,793	15,362	15,889	16,822	16,461	16,586	19,511	21,335	22,363	23,102	22,375	22,863	22,210	23,251	22,404	22,812	21,937	22,964	21,843	21,939	18,999	19,082	19,169	16,817	16,500	15,478	17,211	17,049	15,516	16,988	17,265	16,157	17,764	17,571	17,138	16,939	16,942	18,347	19,204	18,205	17,004	15,692	17,121	19,171	18,556	20,064	20,625	19,037	20,056	20,023	21,662	21,422	21,707	21,419	24,045	22,077	22,775	21,233	19,623	19,497	20,749	21,971	22,345	23,666	24,650	25,447	25,273	24,949
Russell 2000 Index Twenty Eight [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,121	9,120	9,848	10,003	10,228	10,222	10,832	11,023	11,146	10,616	11,800	12,131	12,179	12,414	12,430	12,566	12,311	12,736	12,831	12,668	13,458	13,573	13,964	13,908	14,271	13,718	13,896	14,016	14,867	14,973	15,234	15,891	15,509	13,824	14,044	12,376	13,768	14,484	14,181	14,662	13,522	14,478	14,561	13,842	14,130	14,502	15,099	15,535	15,037	13,771	10,779	12,259	13,057	13,519	13,893	14,676	14,185	14,482	17,152	18,636	19,573	20,793	21,002	21,443	21,487	21,904	21,113	21,585	20,949	21,840	20,930	21,397	19,337	19,544	19,787	17,826	17,853	16,385	18,095	17,725	16,026	17,790	18,206	17,024	18,684	18,368	17,491	17,176	17,017	18,401	19,526	18,549	17,457	16,267	17,739	19,906	19,132	20,214	20,938	19,464	20,440	20,251	22,309	21,976	22,129	21,810	24,202	22,203	22,785	21,567	20,099	19,634	20,683	21,807	22,185	23,770	24,510	24,953	25,193	25,047
Russell 3000 Index Twenty Nine [Member]
Account Value [Line Items]
Accumulated Value	1,000,000	943,575	943,271	1,009,683	1,015,940	1,034,116	1,036,242	1,077,368	1,080,116	1,081,814	1,058,408	1,105,774	1,127,351	1,148,570	1,191,287	1,192,098	1,204,734	1,217,063	1,228,046	1,251,201	1,253,612	1,284,185	1,312,208	1,352,054	1,365,567	1,437,547	1,384,560	1,356,766	1,361,923	1,400,370	1,409,528	1,456,305	1,507,447	1,509,942	1,398,761	1,426,776	1,293,987	1,405,055	1,454,470	1,475,708	1,534,635	1,435,326	1,536,139	1,558,974	1,527,193	1,553,997	1,587,450	1,647,792	1,695,370	1,693,518	1,554,864	1,341,042	1,518,650	1,599,865	1,636,441	1,729,364	1,854,647	1,787,117	1,748,545	1,961,261	2,049,495	2,040,379	2,104,155	2,179,574	2,291,930	2,302,392	2,359,167	2,399,062	2,467,478	2,356,767	2,516,142	2,477,843	2,575,418	2,423,890	2,362,834	2,439,475	2,220,551	2,217,574	2,032,055	2,222,698	2,139,748	1,941,331	2,100,532	2,210,172	2,080,759	2,224,066	2,172,084	2,230,164	2,253,925	2,262,694	2,417,203	2,503,852	2,455,518	2,338,552	2,276,560	2,488,845	2,620,858	2,649,904	2,793,345	2,883,451	2,756,574	2,886,814	2,976,182	3,031,507	3,097,499	3,161,573	3,138,356	3,347,132	3,244,826	3,347,260	3,283,113	3,091,607	3,070,866	3,265,516	3,431,413	3,506,982	3,588,140	3,711,972	3,791,527	3,801,940	3,801,166
Russell 2000 Growth Index Two [Member]
Account Value [Line Items]
Accumulated Value	1,000,000	891,651	885,348	953,170	962,675	988,610	984,062	1,048,409	1,059,553	1,074,809	1,008,015	1,098,201	1,113,181	1,131,255	1,158,995	1,172,723	1,194,320	1,183,459	1,224,191	1,234,611	1,233,169	1,300,315	1,320,461	1,358,372	1,359,937	1,412,950	1,372,721	1,391,206	1,392,567	1,480,245	1,491,827	1,517,474	1,611,949	1,574,224	1,375,027	1,396,537	1,233,354	1,375,785	1,464,632	1,444,811	1,488,808	1,378,352	1,484,515	1,499,024	1,434,337	1,422,564	1,463,044	1,549,157	1,584,656	1,567,208	1,454,058	1,176,370	1,351,583	1,479,305	1,536,154	1,588,943	1,682,155	1,646,111	1,658,619	1,951,091	2,133,459	2,236,322	2,310,161	2,237,470	2,286,255	2,220,960	2,325,122	2,240,437	2,281,156	2,193,693	2,296,414	2,184,258	2,193,938	1,899,887	1,908,176	1,916,901	1,681,711	1,649,954	1,547,814	1,721,111	1,704,934	1,551,558	1,698,834	1,726,495	1,615,671	1,776,386	1,757,143	1,713,786	1,693,875	1,694,180	1,834,651	1,920,427	1,820,459	1,700,380	1,569,245	1,712,106	1,917,130	1,855,649	2,006,375	2,062,484	1,903,675	2,005,619	2,002,277	2,166,185	2,142,200	2,170,670	2,141,870	2,404,496	2,207,657	2,277,455	2,123,280	1,962,259	1,949,698	2,074,869	2,197,055	2,234,476	2,366,638	2,464,958	2,544,709	2,527,304	2,494,934
Russell 2000 Index Twenty Nine [Member]
Account Value [Line Items]
Accumulated Value	1,000,000	912,066	912,025	984,815	1,000,271	1,022,802	1,022,157	1,083,187	1,102,342	1,114,621	1,061,631	1,180,016	1,213,080	1,217,865	1,241,368	1,242,993	1,256,624	1,231,059	1,273,615	1,283,077	1,266,754	1,345,810	1,357,282	1,396,399	1,390,763	1,427,109	1,371,849	1,389,592	1,401,606	1,486,684	1,497,337	1,523,433	1,589,108	1,550,887	1,382,435	1,404,409	1,237,585	1,376,811	1,448,388	1,418,075	1,466,248	1,352,214	1,447,784	1,456,120	1,384,225	1,413,026	1,450,240	1,509,939	1,553,477	1,503,655	1,377,074	1,077,884	1,225,936	1,305,713	1,351,867	1,389,285	1,467,562	1,418,540	1,448,250	1,715,198	1,863,564	1,957,342	2,079,334	2,100,218	2,144,321	2,148,741	2,190,372	2,111,281	2,158,506	2,094,863	2,183,977	2,092,972	2,139,725	1,933,726	1,954,368	1,978,693	1,782,586	1,785,280	1,638,453	1,809,512	1,772,484	1,602,617	1,779,048	1,820,602	1,702,441	1,868,371	1,836,813	1,749,050	1,717,605	1,701,739	1,840,093	1,952,621	1,854,935	1,745,731	1,626,674	1,773,904	1,990,646	1,913,222	2,021,399	2,093,763	1,946,399	2,044,044	2,025,136	2,230,888	2,197,564	2,212,922	2,180,960	2,420,198	2,220,324	2,278,539	2,156,661	2,009,860	1,963,428	2,068,276	2,180,691	2,218,519	2,377,026	2,450,983	2,495,325	2,519,297	2,504,679
Russell 3000 Index Thirty [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,436	9,433	10,097	10,159	10,341	10,362	10,774	10,801	10,818	10,584	11,058	11,274	11,486	11,913	11,921	12,047	12,171	12,280	12,512	12,536	12,842	13,122	13,521	13,656	14,375	13,846	13,568	13,619	14,004	14,095	14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,874	16,478	16,954	16,935	15,549	13,410	15,187	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,206	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,039	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,835	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
Russell 2000 Growth Index Three [Member]
Account Value [Line Items]
Accumulated Value	10,000	8,917	8,853	9,532	9,627	9,886	9,841	10,484	10,596	10,748	10,080	10,982	11,132	11,313	11,590	11,727	11,943	11,835	12,242	12,346	12,332	13,003	13,205	13,584	13,599	14,129	13,727	13,912	13,926	14,802	14,918	15,175	16,119	15,742	13,750	13,965	12,334	13,758	14,646	14,448	14,888	13,784	14,845	14,990	14,343	14,226	14,630	15,492	15,847	15,672	14,541	11,764	13,516	14,793	15,362	15,889	16,822	16,461	16,586	19,511	21,335	22,363	23,102	22,375	22,863	22,210	23,251	22,404	22,812	21,937	22,964	21,843	21,939	18,999	19,082	19,169	16,817	16,500	15,478	17,211	17,049	15,516	16,988	17,265	16,157	17,764	17,571	17,138	16,939	16,942	18,347	19,204	18,205	17,004	15,692	17,121	19,171	18,556	20,064	20,625	19,037	20,056	20,023	21,662	21,422	21,707	21,419	24,045	22,077	22,775	21,233	19,623	19,497	20,749	21,971	22,345	23,666	24,650	25,447	25,273	24,949
Russell 2000 Index Thirty [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,121	9,120	9,848	10,003	10,228	10,222	10,832	11,023	11,146	10,616	11,800	12,131	12,179	12,414	12,430	12,566	12,311	12,736	12,831	12,668	13,458	13,573	13,964	13,908	14,271	13,718	13,896	14,016	14,867	14,973	15,234	15,891	15,509	13,824	14,044	12,376	13,768	14,484	14,181	14,662	13,522	14,478	14,561	13,842	14,130	14,502	15,099	15,535	15,037	13,771	10,779	12,259	13,057	13,519	13,893	14,676	14,185	14,482	17,152	18,636	19,573	20,793	21,002	21,443	21,487	21,904	21,113	21,585	20,949	21,840	20,930	21,397	19,337	19,544	19,787	17,826	17,853	16,385	18,095	17,725	16,026	17,790	18,206	17,024	18,684	18,368	17,491	17,176	17,017	18,401	19,526	18,549	17,457	16,267	17,739	19,906	19,132	20,214	20,938	19,464	20,440	20,251	22,309	21,976	22,129	21,810	24,202	22,203	22,785	21,567	20,099	19,634	20,683	21,807	22,185	23,770	24,510	24,953	25,193	25,047
Russell 3000 Index Thirty One [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,436	9,433	10,097	10,159	10,341	10,362	10,774	10,801	10,818	10,584	11,058	11,274	11,486	11,913	11,921	12,047	12,171	12,280	12,512	12,536	12,842	13,122	13,521	13,656	14,375	13,846	13,568	13,619	14,004	14,095	14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,874	16,478	16,954	16,935	15,549	13,410	15,187	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,206	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,039	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,835	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
Russell 2000 Value Index Fifteen [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,328	9,392	10,170	10,386	10,576	10,608	11,181	11,458	11,549	11,169	12,652	13,174	13,080	13,269	13,157	13,209	12,797	13,245	13,329	13,001	13,922	13,940	14,344	14,207	14,382	13,663	13,832	14,071	14,890	14,980	15,245	15,608	15,221	13,858	14,081	12,379	13,733	14,267	13,856	14,380	13,205	14,046	14,069	13,284	13,966	14,304	14,639	15,151	14,334	12,941	9,748	10,951	11,265	11,591	11,830	12,468	11,887	12,313	14,690	15,853	16,688	18,255	19,209	19,598	20,208	20,085	19,366	19,885	19,486	20,229	19,538	20,335	19,150	19,467	19,847	18,307	18,658	16,815	18,443	17,860	16,040	18,059	18,611	17,390	19,050	18,610	17,276	16,845	16,514	17,825	19,171	18,248	17,298	16,266	17,730	19,937	19,031	19,654	20,515	19,208	20,107	19,768	22,177	21,761	21,774	21,434	23,501	21,543	21,985	21,144	19,875	19,077	19,878	20,862	21,230	23,028	23,491	23,550	24,212	24,256
Russell 2000 Index Thirty One [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,121	9,120	9,848	10,003	10,228	10,222	10,832	11,023	11,146	10,616	11,800	12,131	12,179	12,414	12,430	12,566	12,311	12,736	12,831	12,668	13,458	13,573	13,964	13,908	14,271	13,718	13,896	14,016	14,867	14,973	15,234	15,891	15,509	13,824	14,044	12,376	13,768	14,484	14,181	14,662	13,522	14,478	14,561	13,842	14,130	14,502	15,099	15,535	15,037	13,771	10,779	12,259	13,057	13,519	13,893	14,676	14,185	14,482	17,152	18,636	19,573	20,793	21,002	21,443	21,487	21,904	21,113	21,585	20,949	21,840	20,930	21,397	19,337	19,544	19,787	17,826	17,853	16,385	18,095	17,725	16,026	17,790	18,206	17,024	18,684	18,368	17,491	17,176	17,017	18,401	19,526	18,549	17,457	16,267	17,739	19,906	19,132	20,214	20,938	19,464	20,440	20,251	22,309	21,976	22,129	21,810	24,202	22,203	22,785	21,567	20,099	19,634	20,683	21,807	22,185	23,770	24,510	24,953	25,193	25,047
Russell 3000 Index Thirty Two [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,436	9,433	10,097	10,159	10,341	10,362	10,774	10,801	10,818	10,584	11,058	11,274	11,486	11,913	11,921	12,047	12,171	12,280	12,512	12,536	12,842	13,122	13,521	13,656	14,375	13,846	13,568	13,619	14,004	14,095	14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,874	16,478	16,954	16,935	15,549	13,410	15,187	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,206	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,039	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,835	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
Russell 2000 Value Index Sixteen [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,328	9,392	10,170	10,386	10,576	10,608	11,181	11,458	11,549	11,169	12,652	13,174	13,080	13,269	13,157	13,209	12,797	13,245	13,329	13,001	13,922	13,940	14,344	14,207	14,382	13,663	13,832	14,071	14,890	14,980	15,245	15,608	15,221	13,858	14,081	12,379	13,733	14,267	13,856	14,380	13,205	14,046	14,069	13,284	13,966	14,304	14,639	15,151	14,334	12,941	9,748	10,951	11,265	11,591	11,830	12,468	11,887	12,313	14,690	15,853	16,688	18,255	19,209	19,598	20,208	20,085	19,366	19,885	19,486	20,229	19,538	20,335	19,150	19,467	19,847	18,307	18,658	16,815	18,443	17,860	16,040	18,059	18,611	17,390	19,050	18,610	17,276	16,845	16,514	17,825	19,171	18,248	17,298	16,266	17,730	19,937	19,031	19,654	20,515	19,208	20,107	19,768	22,177	21,761	21,774	21,434	23,501	21,543	21,985	21,144	19,875	19,077	19,878	20,862	21,230	23,028	23,491	23,550	24,212	24,256
Russell 2000 Index Thirty Two [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,121	9,120	9,848	10,003	10,228	10,222	10,832	11,023	11,146	10,616	11,800	12,131	12,179	12,414	12,430	12,566	12,311	12,736	12,831	12,668	13,458	13,573	13,964	13,908	14,271	13,718	13,896	14,016	14,867	14,973	15,234	15,891	15,509	13,824	14,044	12,376	13,768	14,484	14,181	14,662	13,522	14,478	14,561	13,842	14,130	14,502	15,099	15,535	15,037	13,771	10,779	12,259	13,057	13,519	13,893	14,676	14,185	14,482	17,152	18,636	19,573	20,793	21,002	21,443	21,487	21,904	21,113	21,585	20,949	21,840	20,930	21,397	19,337	19,544	19,787	17,826	17,853	16,385	18,095	17,725	16,026	17,790	18,206	17,024	18,684	18,368	17,491	17,176	17,017	18,401	19,526	18,549	17,457	16,267	17,739	19,906	19,132	20,214	20,938	19,464	20,440	20,251	22,309	21,976	22,129	21,810	24,202	22,203	22,785	21,567	20,099	19,634	20,683	21,807	22,185	23,770	24,510	24,953	25,193	25,047
Russell 3000 Index Twenty Two [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,436	9,433	10,097	10,159	10,341	10,362	10,774	10,801	10,818	10,584	11,058	11,274	11,486	11,913	11,921	12,047	12,171	12,280	12,512	12,536	12,842	13,122	13,521	13,656	14,375	13,846	13,568	13,619	14,004	14,095	14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,874	16,478	16,954	16,935	15,549	13,410	15,187	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,206	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,039	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,835	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
Russell 2000 Value Index Nine [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,328	9,392	10,170	10,386	10,576	10,608	11,181	11,458	11,549	11,169	12,652	13,174	13,080	13,269	13,157	13,209	12,797	13,245	13,329	13,001	13,922	13,940	14,344	14,207	14,382	13,663	13,832	14,071	14,890	14,980	15,245	15,608	15,221	13,858	14,081	12,379	13,733	14,267	13,856	14,380	13,205	14,046	14,069	13,284	13,966	14,304	14,639	15,151	14,334	12,941	9,748	10,951	11,265	11,591	11,830	12,468	11,887	12,313	14,690	15,853	16,688	18,255	19,209	19,598	20,208	20,085	19,366	19,885	19,486	20,229	19,538	20,335	19,150	19,467	19,847	18,307	18,658	16,815	18,443	17,860	16,040	18,059	18,611	17,390	19,050	18,610	17,276	16,845	16,514	17,825	19,171	18,248	17,298	16,266	17,730	19,937	19,031	19,654	20,515	19,208	20,107	19,768	22,177	21,761	21,774	21,434	23,501	21,543	21,985	21,144	19,875	19,077	19,878	20,862	21,230	23,028	23,491	23,550	24,212	24,256
Russell 2000 Index Twenty Two [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 9,121	$ 9,120	$ 9,848	$ 10,003	$ 10,228	$ 10,222	$ 10,832	$ 11,023	$ 11,146	$ 10,616	$ 11,800	$ 12,131	$ 12,179	$ 12,414	$ 12,430	$ 12,566	$ 12,311	$ 12,736	$ 12,831	$ 12,668	$ 13,458	$ 13,573	$ 13,964	$ 13,908	$ 14,271	$ 13,718	$ 13,896	$ 14,016	$ 14,867	$ 14,973	$ 15,234	$ 15,891	$ 15,509	$ 13,824	$ 14,044	$ 12,376	$ 13,768	$ 14,484	$ 14,181	$ 14,662	$ 13,522	$ 14,478	$ 14,561	$ 13,842	$ 14,130	$ 14,502	$ 15,099	$ 15,535	$ 15,037	$ 13,771	$ 10,779	$ 12,259	$ 13,057	$ 13,519	$ 13,893	$ 14,676	$ 14,185	$ 14,482	$ 17,152	$ 18,636	$ 19,573	$ 20,793	$ 21,002	$ 21,443	$ 21,487	$ 21,904	$ 21,113	$ 21,585	$ 20,949	$ 21,840	$ 20,930	$ 21,397	$ 19,337	$ 19,544	$ 19,787	$ 17,826	$ 17,853	$ 16,385	$ 18,095	$ 17,725	$ 16,026	$ 17,790	$ 18,206	$ 17,024	$ 18,684	$ 18,368	$ 17,491	$ 17,176	$ 17,017	$ 18,401	$ 19,526	$ 18,549	$ 17,457	$ 16,267	$ 17,739	$ 19,906	$ 19,132	$ 20,214	$ 20,938	$ 19,464	$ 20,440	$ 20,251	$ 22,309	$ 21,976	$ 22,129	$ 21,810	$ 24,202	$ 22,203	$ 22,785	$ 21,567	$ 20,099	$ 19,634	$ 20,683	$ 21,807	$ 22,185	$ 23,770	$ 24,510	$ 24,953	$ 25,193	$ 25,047